American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
May 31, 2024

Avantis U.S. Equity Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AAR Corp.(1)	1,155	81,993
AerSale Corp.(1)	635	4,807
Axon Enterprise, Inc.(1)	566	159,425
Boeing Co.(1)	3,414	606,361
BWX Technologies, Inc.	3,255	299,883
Cadre Holdings, Inc.	814	26,732
Curtiss-Wright Corp.	474	134,057
Ducommun, Inc.(1)	89	5,178
General Dynamics Corp.	1,113	333,644
General Electric Co.	11,918	1,968,139
HEICO Corp.	281	62,317
HEICO Corp., Class A	538	94,505
Hexcel Corp.	1,272	87,603
Howmet Aerospace, Inc.	2,552	216,027
Huntington Ingalls Industries, Inc.	493	124,778
Kratos Defense & Security Solutions, Inc.(1)	5,587	121,461
L3Harris Technologies, Inc.	689	154,908
Lockheed Martin Corp.	2,429	1,142,456
Mercury Systems, Inc.(1)	629	19,468
National Presto Industries, Inc.	103	7,671
Northrop Grumman Corp.	808	364,222
RTX Corp.	8,595	926,627
Spirit AeroSystems Holdings, Inc., Class A(1)	840	25,469
Textron, Inc.	5,466	478,876
TransDigm Group, Inc.	384	515,800
Triumph Group, Inc.(1)	528	7,450
Woodward, Inc.	1,167	217,646
		8,187,503
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	4,921	66,433
CH Robinson Worldwide, Inc.	2,453	211,866
Expeditors International of Washington, Inc.	7,330	886,197
FedEx Corp.	6,629	1,683,501
Forward Air Corp.(2)	1,680	28,224
GXO Logistics, Inc.(1)	748	37,572
Hub Group, Inc., Class A	3,940	170,011
Radiant Logistics, Inc.(1)	3,821	20,404
United Parcel Service, Inc., Class B	15,712	2,182,868
		5,287,076
Automobile Components — 0.5%
Adient PLC(1)	723	20,418
American Axle & Manufacturing Holdings, Inc.(1)	10,320	78,845
Aptiv PLC(1)	4,839	402,895
Autoliv, Inc.	4,573	583,378
BorgWarner, Inc.	11,747	418,898
Cooper-Standard Holdings, Inc.(1)	132	1,742
Dana, Inc.	8,975	126,188
Gentex Corp.	7,073	247,555
Goodyear Tire & Rubber Co.(1)	22,093	271,965

LCI Industries	1,525	167,567
Lear Corp.	3,021	378,682
Modine Manufacturing Co.(1)	3,729	376,331
Motorcar Parts of America, Inc.(1)	233	1,186
Patrick Industries, Inc.	1,548	177,401
Phinia, Inc.	2,063	92,340
QuantumScape Corp.(1)	2,508	14,822
Standard Motor Products, Inc.	889	27,301
Stoneridge, Inc.(1)	1,089	17,282
Visteon Corp.(1)	1,495	166,498
XPEL, Inc.(1)	479	18,202
		3,589,496
Automobiles — 0.9%
Ford Motor Co.	125,031	1,516,626
General Motors Co.	31,371	1,411,381
Harley-Davidson, Inc.	4,686	168,134
Lucid Group, Inc.(1)(2)	4,717	13,396
Rivian Automotive, Inc., Class A(1)(2)	16,870	184,221
Tesla, Inc.(1)	16,002	2,849,636
Thor Industries, Inc.	2,911	288,888
Winnebago Industries, Inc.	2,003	124,286
		6,556,568
Banks — 5.6%
1st Source Corp.	704	36,200
ACNB Corp.	274	8,650
Amalgamated Financial Corp.	1,351	34,153
Amerant Bancorp, Inc.	864	19,043
Ameris Bancorp	2,850	142,358
Arrow Financial Corp.	634	15,920
Associated Banc-Corp.	5,383	115,304
Atlantic Union Bankshares Corp.	3,221	105,101
Axos Financial, Inc.(1)	3,548	191,131
Banc of California, Inc.	5,109	70,811
BancFirst Corp.	807	69,523
Bancorp, Inc.(1)	3,207	107,723
Bank First Corp.	345	28,166
Bank of America Corp.	82,512	3,299,655
Bank of Hawaii Corp.(2)	2,516	145,274
Bank of Marin Bancorp	324	4,983
Bank of NT Butterfield & Son Ltd.	3,115	106,128
Bank OZK	5,320	222,802
BankUnited, Inc.	4,393	126,035
Banner Corp.	1,788	83,732
Bar Harbor Bankshares	500	13,135
BayCom Corp.	385	7,769
BCB Bancorp, Inc.	593	5,930
Berkshire Hills Bancorp, Inc.	1,551	34,479
Blue Foundry Bancorp(1)	1,039	9,548
Blue Ridge Bankshares, Inc.(1)(2)	811	2,352
BOK Financial Corp.	625	56,638
Bridgewater Bancshares, Inc.(1)	809	9,117
Brookline Bancorp, Inc.	3,642	31,503
Burke & Herbert Financial Services Corp.	98	4,910
Business First Bancshares, Inc.	1,148	24,625
Byline Bancorp, Inc.	2,033	46,962

Cadence Bank	10,292	293,837
Cambridge Bancorp	292	19,546
Camden National Corp.	451	14,621
Capital City Bank Group, Inc.	375	10,185
Carter Bankshares, Inc.(1)	1,318	16,805
Cathay General Bancorp	4,163	153,365
Central Pacific Financial Corp.	1,144	23,200
Citigroup, Inc.	23,632	1,472,510
Citizens & Northern Corp.	211	3,699
Citizens Financial Group, Inc.	10,986	387,696
City Holding Co.	831	84,945
Civista Bancshares, Inc.	218	3,124
CNB Financial Corp.	770	14,938
Coastal Financial Corp.(1)	338	14,987
Columbia Banking System, Inc.	9,863	190,159
Columbia Financial, Inc.(1)	962	13,949
Comerica, Inc.	7,992	409,510
Commerce Bancshares, Inc.	3,442	191,513
Community Financial System, Inc.	868	39,459
Community Trust Bancorp, Inc.	566	23,834
Community West Bancshares	384	6,670
ConnectOne Bancorp, Inc.	2,498	46,563
CrossFirst Bankshares, Inc.(1)	1,628	21,311
Cullen/Frost Bankers, Inc.	1,998	202,957
Customers Bancorp, Inc.(1)	2,451	111,030
CVB Financial Corp.	6,499	107,493
Dime Community Bancshares, Inc.	1,799	33,228
Eagle Bancorp, Inc.	926	16,696
East West Bancorp, Inc.	7,903	586,324
Eastern Bankshares, Inc.	4,723	64,705
Enterprise Bancorp, Inc.	150	3,773
Enterprise Financial Services Corp.	1,483	57,377
Equity Bancshares, Inc., Class A	592	19,950
Esquire Financial Holdings, Inc.	648	29,659
Farmers & Merchants Bancorp, Inc.	511	11,273
Farmers National Banc Corp.	1,110	13,564
FB Financial Corp.	1,499	55,463
Fifth Third Bancorp	30,475	1,140,374
Financial Institutions, Inc.	648	11,411
First BanCorp	12,702	225,206
First Bancorp, Inc.	69	1,667
First Bancorp/Southern Pines NC	1,391	43,886
First Bancshares, Inc.	1,363	34,552
First Busey Corp.	3,157	71,380
First Business Financial Services, Inc.	296	10,067
First Citizens BancShares, Inc., Class A	340	577,466
First Commonwealth Financial Corp.	4,663	62,997
First Community Bankshares, Inc.	569	19,767
First Financial Bancorp	4,130	92,099
First Financial Bankshares, Inc.	2,602	78,008
First Financial Corp.	358	13,260
First Foundation, Inc.	1,202	7,116
First Hawaiian, Inc.	4,378	89,005
First Horizon Corp.	13,829	219,051
First Internet Bancorp	270	7,954

First Interstate BancSystem, Inc., Class A	2,212	58,706
First Merchants Corp.	3,240	107,082
First Mid Bancshares, Inc.	1,377	43,706
First of Long Island Corp.	821	8,210
Five Star Bancorp	297	6,807
Flushing Financial Corp.	915	11,639
FNB Corp.	12,513	172,304
FS Bancorp, Inc.	140	4,591
Fulton Financial Corp.	7,181	120,928
German American Bancorp, Inc.	1,247	39,468
Glacier Bancorp, Inc.	1,729	64,630
Great Southern Bancorp, Inc.	358	18,791
Hancock Whitney Corp.	4,998	233,557
Hanmi Financial Corp.	1,345	21,197
HarborOne Bancorp, Inc.	1,993	20,747
HBT Financial, Inc.	763	14,879
Heartland Financial USA, Inc.	1,662	73,062
Heritage Commerce Corp.	3,367	27,441
Heritage Financial Corp.	1,917	34,755
Hilltop Holdings, Inc.	1,799	55,031
Hingham Institution For Savings The	30	5,127
Home Bancorp, Inc.	231	8,355
Home BancShares, Inc.	5,235	123,127
HomeStreet, Inc.	686	6,263
HomeTrust Bancshares, Inc.	196	5,412
Hope Bancorp, Inc.	5,537	58,305
Horizon Bancorp, Inc.	1,083	13,234
Huntington Bancshares, Inc.	55,060	766,435
Independent Bank Corp.	1,357	68,922
Independent Bank Corp. (Michigan)	1,490	37,339
Independent Bank Group, Inc.	1,293	59,530
International Bancshares Corp.	3,436	195,268
JPMorgan Chase & Co.	39,112	7,925,265
Kearny Financial Corp.	2,765	15,678
KeyCorp	38,484	553,015
Lakeland Financial Corp.	832	51,609
Live Oak Bancshares, Inc.	1,607	55,409
M&T Bank Corp.	5,750	871,700
Macatawa Bank Corp.	1,412	19,853
Mercantile Bank Corp.	568	21,760
Metrocity Bankshares, Inc.	862	21,248
Metropolitan Bank Holding Corp.(1)	954	40,116
Mid Penn Bancorp, Inc.	311	6,655
Midland States Bancorp, Inc.	1,052	23,901
MidWestOne Financial Group, Inc.	488	10,448
MVB Financial Corp.	145	2,716
National Bank Holdings Corp., Class A	1,901	69,329
NBT Bancorp, Inc.	2,097	77,966
Nicolet Bankshares, Inc.	535	43,084
Northeast Bank	344	19,123
Northfield Bancorp, Inc.	1,268	11,234
Northrim BanCorp, Inc.	128	7,476
Northwest Bancshares, Inc.	6,761	74,033
NU Holdings Ltd., Class A(1)	42,477	504,627
OceanFirst Financial Corp.	1,395	20,995

OFG Bancorp	3,234	120,175
Old National Bancorp	16,811	287,300
Old Second Bancorp, Inc.	3,160	45,694
Origin Bancorp, Inc.	1,250	39,088
Orrstown Financial Services, Inc.	418	10,914
Pacific Premier Bancorp, Inc.	4,728	105,151
Park National Corp.	449	61,720
Parke Bancorp, Inc.	239	3,879
Pathward Financial, Inc.	1,920	102,355
PCB Bancorp	619	9,421
Peapack-Gladstone Financial Corp.	790	17,143
Peoples Bancorp, Inc.	1,838	53,578
Peoples Financial Services Corp.	302	11,775
Pinnacle Financial Partners, Inc.	3,001	238,610
PNC Financial Services Group, Inc.	8,328	1,310,744
Popular, Inc.	4,524	402,681
Preferred Bank	914	68,294
Premier Financial Corp.	2,168	42,731
Primis Financial Corp.	314	3,294
Prosperity Bancshares, Inc.	1,463	91,145
Provident Financial Services, Inc.	5,707	82,181
QCR Holdings, Inc.	1,010	57,237
RBB Bancorp	596	10,949
Red River Bancshares, Inc.	207	9,493
Regions Financial Corp.	32,810	634,873
Renasant Corp.	1,599	48,162
Republic Bancorp, Inc., Class A	412	21,337
S&T Bancorp, Inc.	2,118	67,585
Sandy Spring Bancorp, Inc.	2,129	49,904
Seacoast Banking Corp. of Florida	3,037	71,886
ServisFirst Bancshares, Inc.	2,214	136,825
Shore Bancshares, Inc.	441	4,988
Sierra Bancorp	568	11,939
Simmons First National Corp., Class A	4,534	78,801
SmartFinancial, Inc.	582	13,467
South Plains Financial, Inc.	709	19,249
Southern First Bancshares, Inc.(1)	222	6,098
Southern Missouri Bancorp, Inc.	393	16,549
Southside Bancshares, Inc.	1,340	35,925
SouthState Corp.	2,353	181,910
Stellar Bancorp, Inc.	1,191	26,905
Stock Yards Bancorp, Inc.	1,242	58,188
Synovus Financial Corp.	8,550	339,350
Texas Capital Bancshares, Inc.(1)	1,212	73,059
TFS Financial Corp.	577	7,605
Timberland Bancorp, Inc.	313	7,747
Tompkins Financial Corp.	301	14,120
Towne Bank	2,861	77,791
TriCo Bancshares	1,187	45,201
Triumph Financial, Inc.(1)	1,059	78,684
Truist Financial Corp.	29,058	1,096,939
TrustCo Bank Corp.	1,026	28,523
Trustmark Corp.	2,492	72,642
U.S. Bancorp	36,558	1,482,427
UMB Financial Corp.	2,064	170,156

United Bankshares, Inc.	2,235	72,503
United Community Banks, Inc.	3,168	81,291
Unity Bancorp, Inc.	332	9,289
Univest Financial Corp.	963	20,993
Valley National Bancorp	15,277	108,925
Veritex Holdings, Inc.	3,044	62,098
WaFd, Inc.	2,781	77,896
Washington Trust Bancorp, Inc.	493	12,941
Webster Financial Corp.	7,502	331,738
Wells Fargo & Co.	48,603	2,912,292
WesBanco, Inc.	2,206	60,886
West BanCorp, Inc.	500	8,660
Westamerica BanCorp	1,781	86,948
Western Alliance Bancorp	7,546	475,624
Wintrust Financial Corp.	3,388	334,091
WSFS Financial Corp.	2,703	119,094
Zions Bancorp NA	8,921	385,298
		38,911,886
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	191	59,911
Brown-Forman Corp., Class A	472	21,618
Brown-Forman Corp., Class B	2,853	130,839
Celsius Holdings, Inc.(1)	2,137	170,917
Coca-Cola Co.	30,658	1,929,308
Coca-Cola Consolidated, Inc.	301	295,293
Constellation Brands, Inc., Class A	1,143	286,013
Duckhorn Portfolio, Inc.(1)	503	4,059
Keurig Dr Pepper, Inc.	5,458	186,936
Molson Coors Beverage Co., Class B	6,591	361,253
Monster Beverage Corp.(1)	8,083	419,669
National Beverage Corp.(1)	1,375	63,525
PepsiCo, Inc.	14,047	2,428,726
Vita Coco Co., Inc.(1)	751	21,862
		6,379,929
Biotechnology — 2.1%
2seventy bio, Inc.(1)(2)	714	3,020
AbbVie, Inc.	17,572	2,833,309
Agios Pharmaceuticals, Inc.(1)	1,965	71,408
Aldeyra Therapeutics, Inc.(1)	2,228	8,600
Alector, Inc.(1)	2,399	11,803
Allogene Therapeutics, Inc.(1)	1,863	4,657
Alnylam Pharmaceuticals, Inc.(1)	721	107,018
Altimmune, Inc.(1)	915	6,872
ALX Oncology Holdings, Inc.(1)	72	765
Amgen, Inc.	5,995	1,833,571
Anika Therapeutics, Inc.(1)	17	436
Apogee Therapeutics, Inc.(1)	997	45,503
Arcus Biosciences, Inc.(1)	711	10,715
Beam Therapeutics, Inc.(1)	844	20,104
BioCryst Pharmaceuticals, Inc.(1)	946	6,111
Biogen, Inc.(1)	2,043	459,552
BioMarin Pharmaceutical, Inc.(1)	2,528	189,777
Bridgebio Pharma, Inc.(1)	2,160	60,502
CareDx, Inc.(1)	381	4,957
Caribou Biosciences, Inc.(1)	1,959	5,642

Cogent Biosciences, Inc.(1)	1,674	13,409
CRISPR Therapeutics AG(1)(2)	1,163	62,500
Cullinan Therapeutics, Inc.(1)	2,086	49,021
Cytokinetics, Inc.(1)	516	25,031
Day One Biopharmaceuticals, Inc.(1)	1,691	22,440
Deciphera Pharmaceuticals, Inc.(1)	674	17,214
Denali Therapeutics, Inc.(1)	843	15,646
Dynavax Technologies Corp.(1)	4,847	58,116
Editas Medicine, Inc.(1)	1,447	7,524
Emergent BioSolutions, Inc.(1)	873	4,976
Enanta Pharmaceuticals, Inc.(1)	212	2,644
Entrada Therapeutics, Inc.(1)	1,531	23,685
Exact Sciences Corp.(1)	920	41,814
Exelixis, Inc.(1)	8,103	175,754
Fate Therapeutics, Inc.(1)	1,015	3,735
Gilead Sciences, Inc.	26,774	1,720,765
Halozyme Therapeutics, Inc.(1)	3,835	169,852
Incyte Corp.(1)	2,121	122,573
Insmed, Inc.(1)	1,048	57,692
Ionis Pharmaceuticals, Inc.(1)	1,383	51,959
Ironwood Pharmaceuticals, Inc.(1)	6,854	43,180
iTeos Therapeutics, Inc.(1)	1,269	21,243
Kodiak Sciences, Inc.(1)	87	277
Kura Oncology, Inc.(1)	2,185	45,033
Kymera Therapeutics, Inc.(1)	547	17,564
Lyell Immunopharma, Inc.(1)(2)	4,561	12,634
MannKind Corp.(1)	2,305	10,764
MiMedx Group, Inc.(1)	3,049	21,800
Moderna, Inc.(1)	4,988	711,039
Monte Rosa Therapeutics, Inc.(1)	439	1,809
Myriad Genetics, Inc.(1)	1,744	39,693
Natera, Inc.(1)	1,775	189,091
Neurocrine Biosciences, Inc.(1)	2,160	292,486
Nkarta, Inc.(1)	785	5,330
Nurix Therapeutics, Inc.(1)	1,315	20,711
Organogenesis Holdings, Inc.(1)	778	2,140
ORIC Pharmaceuticals, Inc.(1)	2,271	20,416
PDL BioPharma, Inc.(1)	752	8
PMV Pharmaceuticals, Inc.(1)	1,392	2,533
PTC Therapeutics, Inc.(1)	770	27,997
Regeneron Pharmaceuticals, Inc.(1)	1,556	1,525,129
REGENXBIO, Inc.(1)	1,606	23,046
Relay Therapeutics, Inc.(1)	1,875	12,019
Replimune Group, Inc.(1)	1,200	6,324
Roivant Sciences Ltd.(1)	6,006	62,222
Sage Therapeutics, Inc.(1)	1,513	16,809
Sarepta Therapeutics, Inc.(1)	749	97,265
Sutro Biopharma, Inc.(1)	160	676
Tango Therapeutics, Inc.(1)(2)	3,480	24,082
Twist Bioscience Corp.(1)	1,750	73,325
uniQure NV(1)	1,848	9,148
United Therapeutics Corp.(1)	1,463	402,515
Vanda Pharmaceuticals, Inc.(1)	982	5,018
Vaxcyte, Inc.(1)	1,926	135,340
Vertex Pharmaceuticals, Inc.(1)	5,043	2,296,280

Verve Therapeutics, Inc.(1)	1,431	7,427
Vir Biotechnology, Inc.(1)	5,556	57,060
Voyager Therapeutics, Inc.(1)	3,109	26,116
Xencor, Inc.(1)	1,200	28,512
Zymeworks, Inc.(1)	83	704
		14,625,437
Broadline Retail — 2.9%
Amazon.com, Inc.(1)	93,522	16,501,022
Big Lots, Inc.(1)(2)	932	3,243
Dillard's, Inc., Class A	218	97,522
eBay, Inc.	4,518	244,966
Etsy, Inc.(1)	1,403	89,048
Kohl's Corp.	5,840	130,758
Macy's, Inc.	10,794	210,267
MercadoLibre, Inc.(1)	1,335	2,303,649
Nordstrom, Inc.	6,866	151,739
Ollie's Bargain Outlet Holdings, Inc.(1)	1,649	135,927
		19,868,141
Building Products — 1.3%
A O Smith Corp.	4,916	411,174
AAON, Inc.	1,363	102,293
Advanced Drainage Systems, Inc.	3,482	604,092
Allegion PLC	1,119	136,316
American Woodmark Corp.(1)	543	46,758
Apogee Enterprises, Inc.	1,374	89,269
Armstrong World Industries, Inc.	2,917	337,789
AZEK Co., Inc.(1)	2,605	124,936
AZZ, Inc.	770	64,588
Builders FirstSource, Inc.(1)	5,405	869,070
Carlisle Cos., Inc.	2,376	993,857
Carrier Global Corp.	4,528	286,124
CSW Industrials, Inc.	563	143,148
Fortune Brands Innovations, Inc.	4,030	282,342
Gibraltar Industries, Inc.(1)	1,771	133,640
Griffon Corp.	1,768	119,411
Hayward Holdings, Inc.(1)	2,247	32,559
Insteel Industries, Inc.	1,317	43,290
Janus International Group, Inc.(1)	2,570	35,672
JELD-WEN Holding, Inc.(1)	6,209	96,301
Johnson Controls International PLC	3,080	221,483
Lennox International, Inc.	1,325	665,945
Masco Corp.	2,100	146,832
Masterbrand, Inc.(1)	4,758	79,506
Owens Corning	4,055	734,239
Quanex Building Products Corp.	2,336	76,994
Resideo Technologies, Inc.(1)	946	20,434
Simpson Manufacturing Co., Inc.	2,238	371,329
Trane Technologies PLC	2,292	750,538
Trex Co., Inc.(1)	3,888	336,234
UFP Industries, Inc.	3,995	477,323
Zurn Elkay Water Solutions Corp.	2,749	86,071
		8,919,557
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	122	19,837
Ameriprise Financial, Inc.	4,034	1,761,285

ARES Management Corp., Class A	1,849	259,174
Artisan Partners Asset Management, Inc., Class A	4,535	199,676
AssetMark Financial Holdings, Inc.(1)	1,059	36,419
Bank of New York Mellon Corp.	21,416	1,276,608
BGC Group, Inc., Class A	5,615	48,682
BlackRock, Inc.	1,616	1,247,601
Blackstone, Inc.	4,399	530,080
Brightsphere Investment Group, Inc.	1,432	31,747
Brookfield Asset Management Ltd., Class A(2)	2,977	116,818
Carlyle Group, Inc.	7,818	335,861
Cboe Global Markets, Inc.	1,256	217,276
Charles Schwab Corp.	24,373	1,786,054
CME Group, Inc.	4,047	821,460
Cohen & Steers, Inc.	1,635	114,924
Coinbase Global, Inc., Class A(1)	2,870	648,390
Diamond Hill Investment Group, Inc.	178	26,707
Donnelley Financial Solutions, Inc.(1)	603	36,759
Evercore, Inc., Class A	2,010	407,909
FactSet Research Systems, Inc.	609	246,194
Federated Hermes, Inc.	2,049	67,965
Franklin Resources, Inc.	6,296	148,586
Goldman Sachs Group, Inc.	4,458	2,035,166
Hamilton Lane, Inc., Class A	1,612	202,290
Houlihan Lokey, Inc.	1,238	167,563
Interactive Brokers Group, Inc., Class A	674	84,735
Intercontinental Exchange, Inc.	3,767	504,401
Invesco Ltd.	10,040	157,728
Janus Henderson Group PLC	4,060	136,010
Jefferies Financial Group, Inc.	5,456	253,813
KKR & Co., Inc.	8,731	897,896
LPL Financial Holdings, Inc.	2,124	607,910
MarketAxess Holdings, Inc.	495	98,470
Moody's Corp.	1,829	726,095
Morgan Stanley	15,978	1,563,288
Morningstar, Inc.	190	54,768
MSCI, Inc.	522	258,484
Nasdaq, Inc.	1,113	65,700
Northern Trust Corp.	5,718	481,684
Open Lending Corp., Class A(1)	5,631	36,433
Oppenheimer Holdings, Inc., Class A	408	18,637
Patria Investments Ltd., Class A	3,175	41,275
Piper Sandler Cos.	918	194,414
PJT Partners, Inc., Class A	240	25,601
Raymond James Financial, Inc.	7,132	875,453
S&P Global, Inc.	1,439	615,187
SEI Investments Co.	4,465	302,325
State Street Corp.	7,691	581,363
Stifel Financial Corp.	4,066	329,143
StoneX Group, Inc.(1)	1,729	129,796
T Rowe Price Group, Inc.	6,345	747,631
TPG, Inc.	2,383	99,895
Tradeweb Markets, Inc., Class A	1,390	151,524
Victory Capital Holdings, Inc., Class A	933	48,544
Virtu Financial, Inc., Class A	4,225	92,950
Virtus Investment Partners, Inc.	317	72,463
WisdomTree, Inc.	2,210	22,034
		23,066,681

Chemicals — 2.0%
AdvanSix, Inc.	1,534	36,356
Air Products & Chemicals, Inc.	4,125	1,100,137
Albemarle Corp.(2)	2,126	260,626
Alto Ingredients, Inc.(1)	755	1,148
American Vanguard Corp.	1,244	10,810
Arcadium Lithium PLC(1)	28,819	127,668
Ashland, Inc.	1,009	101,072
Aspen Aerogels, Inc.(1)	2,591	77,523
Avient Corp.	1,988	88,824
Axalta Coating Systems Ltd.(1)	2,653	94,420
Balchem Corp.	254	39,014
Cabot Corp.	3,388	346,592
Celanese Corp.	443	67,354
CF Industries Holdings, Inc.	10,917	870,412
Chemours Co.	9,774	242,591
Core Molding Technologies, Inc.(1)	728	14,007
Corteva, Inc.	9,479	530,255
Dow, Inc.	15,884	915,395
DuPont de Nemours, Inc.	6,534	536,833
Eastman Chemical Co.	5,002	506,853
Ecolab, Inc.	1,060	246,132
Ecovyst, Inc.(1)	4,030	37,479
Element Solutions, Inc.	781	18,767
FMC Corp.	3,139	191,322
Hawkins, Inc.	1,402	122,423
HB Fuller Co.	1,047	83,373
Huntsman Corp.	6,131	152,049
Ingevity Corp.(1)	1,528	74,643
Innospec, Inc.	729	95,353
International Flavors & Fragrances, Inc.	2,462	236,795
Intrepid Potash, Inc.(1)	310	8,317
Koppers Holdings, Inc.	734	32,538
Kronos Worldwide, Inc.	903	12,832
Linde PLC	3,952	1,721,175
LSB Industries, Inc.(1)	4,030	39,534
LyondellBasell Industries NV, Class A	9,664	960,795
Minerals Technologies, Inc.	950	82,413
Mosaic Co.	12,135	375,336
NewMarket Corp.	475	254,158
Olin Corp.	7,826	420,726
Orion SA	2,618	65,110
PPG Industries, Inc.	2,416	317,487
PureCycle Technologies, Inc.(1)(2)	3,852	19,992
Quaker Chemical Corp.	354	64,198
RPM International, Inc.	6,341	710,826
Scotts Miracle-Gro Co.	991	69,063
Sherwin-Williams Co.	2,983	906,235
Stepan Co.	581	50,646
Trinseo PLC	1,620	6,205
Tronox Holdings PLC, Class A	5,103	101,090
Valhi, Inc.(2)	232	4,512
Westlake Corp.	1,649	264,763
		13,714,177

Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	4,347	22,126
Aris Water Solutions, Inc., Class A	400	6,148
Brady Corp., Class A	1,152	78,647
Brink's Co.	1,003	103,550
Casella Waste Systems, Inc., Class A(1)	858	86,306
Cimpress PLC(1)	322	26,568
Cintas Corp.	937	635,258
Civeo Corp.	1,036	25,247
Clean Harbors, Inc.(1)	1,513	327,701
Copart, Inc.(1)	14,194	753,134
Deluxe Corp.	592	13,456
Ennis, Inc.	1,194	25,110
Healthcare Services Group, Inc.(1)	1,523	16,418
HNI Corp.	1,859	87,466
Interface, Inc.	4,478	72,141
Matthews International Corp., Class A	478	13,542
MillerKnoll, Inc.	4,118	113,574
MSA Safety, Inc.	707	127,260
Pitney Bowes, Inc.	1,109	6,011
Quad/Graphics, Inc.	1,703	8,038
Republic Services, Inc.	1,221	226,117
Rollins, Inc.	4,622	211,179
Steelcase, Inc., Class A	5,857	80,007
Stericycle, Inc.(1)	75	3,865
Tetra Tech, Inc.	454	95,108
UniFirst Corp.	453	71,846
Veralto Corp.	1,307	128,844
Vestis Corp.	871	10,731
Waste Connections, Inc.	1,861	305,799
Waste Management, Inc.	5,574	1,174,609
		4,855,806
Communications Equipment — 0.5%
Applied Optoelectronics, Inc.(1)(2)	2,740	28,743
Arista Networks, Inc.(1)	2,894	861,399
Aviat Networks, Inc.(1)	332	10,262
Ciena Corp.(1)	2,194	105,685
Cisco Systems, Inc.	27,032	1,256,988
Extreme Networks, Inc.(1)	3,813	42,515
F5, Inc.(1)	730	123,348
Juniper Networks, Inc.	2,927	104,406
Motorola Solutions, Inc.	3,011	1,098,744
NETGEAR, Inc.(1)	326	4,502
Ribbon Communications, Inc.(1)	594	1,865
Ubiquiti, Inc.	105	15,032
Viasat, Inc.(1)(2)	2,820	47,630
		3,701,119
Construction and Engineering — 0.6%
AECOM	751	65,592
API Group Corp.(1)	1,408	50,181
Arcosa, Inc.	1,270	111,646
Argan, Inc.	390	27,546
Comfort Systems USA, Inc.	1,844	603,615
Construction Partners, Inc., Class A(1)	1,865	108,562
Dycom Industries, Inc.(1)	1,534	276,059

EMCOR Group, Inc.	2,401	933,173
Fluor Corp.(1)	2,497	108,370
Granite Construction, Inc.	1,638	102,031
Great Lakes Dredge & Dock Corp.(1)	2,633	24,092
IES Holdings, Inc.(1)	458	69,822
Limbach Holdings, Inc.(1)	840	47,947
MasTec, Inc.(1)	1,366	153,334
MDU Resources Group, Inc.	12,777	322,491
MYR Group, Inc.(1)	1,294	200,648
Northwest Pipe Co.(1)	260	9,227
Primoris Services Corp.	3,145	172,220
Quanta Services, Inc.	1,630	449,782
Sterling Infrastructure, Inc.(1)	2,605	320,076
Tutor Perini Corp.(1)	1,023	22,567
Valmont Industries, Inc.	368	92,515
WillScot Mobile Mini Holdings Corp.(1)	4,268	168,287
		4,439,783
Construction Materials — 0.3%
Eagle Materials, Inc.	2,039	473,843
Knife River Corp.(1)	2,230	157,683
Martin Marietta Materials, Inc.	1,496	855,832
Summit Materials, Inc., Class A(1)	3,282	126,817
U.S. Lime & Minerals, Inc.	139	47,641
Vulcan Materials Co.	2,417	618,196
		2,280,012
Consumer Finance — 1.1%
Ally Financial, Inc.	15,522	604,892
American Express Co.	6,308	1,513,920
Atlanticus Holdings Corp.(1)	173	4,446
Bread Financial Holdings, Inc.	3,698	154,429
Capital One Financial Corp.	10,662	1,467,411
Consumer Portfolio Services, Inc.(1)	792	6,558
Credit Acceptance Corp.(1)	299	146,758
Discover Financial Services	8,513	1,044,205
Enova International, Inc.(1)	991	61,095
EZCORP, Inc., Class A(1)	1,486	15,588
FirstCash Holdings, Inc.	655	77,238
Green Dot Corp., Class A(1)	1,850	18,334
LendingClub Corp.(1)	3,059	27,286
Medallion Financial Corp.	2,454	20,393
Navient Corp.	5,259	79,253
Nelnet, Inc., Class A	486	50,379
OneMain Holdings, Inc.	7,260	356,611
PRA Group, Inc.(1)	1,218	26,284
PROG Holdings, Inc.	4,028	152,218
Regional Management Corp.	404	11,110
SLM Corp.	14,690	315,247
SoFi Technologies, Inc.(1)(2)	25,780	177,882
Synchrony Financial	22,275	975,645
World Acceptance Corp.(1)	184	23,642
		7,330,824
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	2,681	55,336
Andersons, Inc.	2,358	123,418
BJ's Wholesale Club Holdings, Inc.(1)	5,528	486,851

Casey's General Stores, Inc.	1,912	634,363
Costco Wholesale Corp.	7,047	5,707,295
Dollar General Corp.	4,667	638,959
Dollar Tree, Inc.(1)	5,172	610,037
Grocery Outlet Holding Corp.(1)	2,072	45,563
Ingles Markets, Inc., Class A	741	54,197
Kroger Co.	28,673	1,501,605
Natural Grocers by Vitamin Cottage, Inc.	593	12,797
Performance Food Group Co.(1)	3,968	276,173
PriceSmart, Inc.	1,382	116,295
SpartanNash Co.	2,093	41,127
Sprouts Farmers Market, Inc.(1)	6,793	536,511
Sysco Corp.	1,972	143,601
Target Corp.	8,830	1,378,893
U.S. Foods Holding Corp.(1)	1,613	85,215
United Natural Foods, Inc.(1)	2,370	28,464
Village Super Market, Inc., Class A	584	17,754
Walgreens Boots Alliance, Inc.	5,398	87,555
Walmart, Inc.	63,921	4,203,445
Weis Markets, Inc.	703	46,082
		16,831,536
Containers and Packaging — 0.6%
Amcor PLC	13,236	134,610
AptarGroup, Inc.	1,718	253,731
Ardagh Metal Packaging SA	1,684	6,652
Avery Dennison Corp.	1,398	318,171
Ball Corp.	2,728	189,405
Berry Global Group, Inc.	1,764	105,628
Crown Holdings, Inc.	857	72,151
Graphic Packaging Holding Co.	13,352	378,129
Greif, Inc., Class A	1,371	89,033
Greif, Inc., Class B	105	6,851
International Paper Co.	12,449	561,325
Myers Industries, Inc.	2,798	44,208
O-I Glass, Inc.(1)	7,498	95,150
Packaging Corp. of America	4,608	845,522
Sealed Air Corp.	2,260	87,846
Silgan Holdings, Inc.	152	7,182
Sonoco Products Co.	2,935	180,121
TriMas Corp.	840	22,361
Westrock Co.	12,612	676,508
		4,074,584
Distributors — 0.2%
Genuine Parts Co.	2,221	320,135
LKQ Corp.	3,986	171,518
Pool Corp.	1,642	596,949
		1,088,602
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	10,167
Adtalem Global Education, Inc.(1)	2,434	156,725
American Public Education, Inc.(1)	77	1,340
Bright Horizons Family Solutions, Inc.(1)	192	20,183
Frontdoor, Inc.(1)	1,798	63,595
Graham Holdings Co., Class B	84	63,204
Grand Canyon Education, Inc.(1)	1,874	266,970

H&R Block, Inc.	2,819	139,935
Laureate Education, Inc., Class A	8,942	140,032
OneSpaWorld Holdings Ltd.(1)	2,674	41,581
Perdoceo Education Corp.	3,723	83,768
Service Corp. International	2,235	160,160
Strategic Education, Inc.	276	31,304
Stride, Inc.(1)	1,135	77,929
Universal Technical Institute, Inc.(1)	1,620	25,612
		1,282,505
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	110,087	2,005,785
ATN International, Inc.	438	10,661
Consolidated Communications Holdings, Inc.(1)	479	2,107
Frontier Communications Parent, Inc.(1)	14,710	392,168
IDT Corp., Class B	973	39,436
Iridium Communications, Inc.	4,398	132,424
Shenandoah Telecommunications Co.	1,954	36,755
Verizon Communications, Inc.	63,746	2,623,148
		5,242,484
Electric Utilities — 1.2%
ALLETE, Inc.	1,332	84,116
Alliant Energy Corp.	6,509	335,148
American Electric Power Co., Inc.	6,140	554,135
Avangrid, Inc.	746	26,863
Constellation Energy Corp.	1,157	251,358
Duke Energy Corp.	3,795	393,048
Edison International	7,590	583,292
Entergy Corp.	4,001	450,072
Evergy, Inc.	5,103	278,930
Eversource Energy	4,133	244,798
Exelon Corp.	9,722	365,061
FirstEnergy Corp.	4,696	189,061
Hawaiian Electric Industries, Inc.	3,403	37,399
NextEra Energy, Inc.	9,632	770,753
NRG Energy, Inc.	5,618	455,058
OGE Energy Corp.	6,829	247,893
Otter Tail Corp.	1,477	133,624
PG&E Corp.	48,739	903,621
Pinnacle West Capital Corp.	3,275	258,267
PNM Resources, Inc.	273	10,467
Portland General Electric Co.	2,861	127,486
PPL Corp.	13,140	385,396
Southern Co.	7,997	640,880
Xcel Energy, Inc.	9,703	538,031
		8,264,757
Electrical Equipment — 0.8%
Acuity Brands, Inc.	973	252,600
AMETEK, Inc.	2,396	406,314
Array Technologies, Inc.(1)	4,210	59,698
Atkore, Inc.	2,471	375,963
Eaton Corp. PLC	2,491	829,129
Emerson Electric Co.	4,216	472,867
Encore Wire Corp.	1,116	322,223
EnerSys	2,346	252,993
GE Vernova, Inc.(1)	2,979	524,006

Generac Holdings, Inc.(1)	825	121,448
GrafTech International Ltd.(1)	10,736	17,714
Hubbell, Inc.	871	338,723
LSI Industries, Inc.	2,524	40,081
NEXTracker, Inc., Class A(1)	3,147	173,620
nVent Electric PLC	1,051	85,530
Plug Power, Inc.(1)	7,784	25,921
Powell Industries, Inc.	763	137,233
Regal Rexnord Corp.	660	98,696
Rockwell Automation, Inc.	1,006	259,075
Sensata Technologies Holding PLC	509	21,032
Sunrun, Inc.(1)	2,181	31,537
Vertiv Holdings Co.	9,609	942,355
		5,788,758
Electronic Equipment, Instruments and Components — 1.2%
Amphenol Corp., Class A	4,724	625,316
Arrow Electronics, Inc.(1)	2,259	296,629
Avnet, Inc.	2,560	139,776
Badger Meter, Inc.	447	86,253
Bel Fuse, Inc., Class B	892	60,834
Belden, Inc.	1,098	105,068
Benchmark Electronics, Inc.	1,592	68,567
CDW Corp.	1,624	363,159
Climb Global Solutions, Inc.	467	26,885
Cognex Corp.	3,015	137,243
Coherent Corp.(1)	1,474	84,106
Corning, Inc.	23,088	860,259
Crane NXT Co.	2,437	154,067
CTS Corp.	953	50,461
Daktronics, Inc.(1)	760	8,482
ePlus, Inc.(1)	1,577	118,023
Fabrinet(1)	572	137,011
Flex Ltd.(1)	14,933	494,730
Insight Enterprises, Inc.(1)	2,296	448,868
IPG Photonics Corp.(1)	863	74,848
Jabil, Inc.	7,080	841,812
Keysight Technologies, Inc.(1)	2,353	325,843
Kimball Electronics, Inc.(1)	789	18,084
Knowles Corp.(1)	1,227	21,497
Littelfuse, Inc.	623	159,862
Methode Electronics, Inc.	1,181	13,912
nLight, Inc.(1)	1,984	26,090
Novanta, Inc.(1)	194	31,459
PC Connection, Inc.	728	49,242
Plexus Corp.(1)	765	84,257
Rogers Corp.(1)	410	48,380
Sanmina Corp.(1)	2,915	199,794
ScanSource, Inc.(1)	877	41,596
SmartRent, Inc.(1)	5,953	14,049
TD SYNNEX Corp.	1,631	213,400
TE Connectivity Ltd.	6,758	1,011,673
Teledyne Technologies, Inc.(1)	182	72,245
Trimble, Inc.(1)	742	41,315
TTM Technologies, Inc.(1)	5,043	93,800
Vishay Intertechnology, Inc.	9,319	220,208

Vishay Precision Group, Inc.(1)	533	17,999
Vontier Corp.	3,376	134,973
Zebra Technologies Corp., Class A(1)	322	100,574
		8,122,649
Energy Equipment and Services — 1.1%
Archrock, Inc.	11,471	232,173
Baker Hughes Co.	35,306	1,182,045
Bristow Group, Inc.(1)	1,506	54,080
ChampionX Corp.	12,493	407,522
Core Laboratories, Inc.	835	15,648
Diamond Offshore Drilling, Inc.(1)	4,058	61,600
DMC Global, Inc.(1)	1,056	13,717
Dril-Quip, Inc.(1)	967	18,702
Expro Group Holdings NV(1)	3,432	75,332
Halliburton Co.	32,948	1,209,192
Helix Energy Solutions Group, Inc.(1)	6,329	72,847
Helmerich & Payne, Inc.	6,616	251,805
KLX Energy Services Holdings, Inc.(1)(2)	1,946	9,944
Liberty Energy, Inc., Class A	13,237	326,822
Nabors Industries Ltd.(1)	766	57,266
Newpark Resources, Inc.(1)	4,951	41,984
Noble Corp. PLC	1,535	71,316
NOV, Inc.	11,235	211,443
Oceaneering International, Inc.(1)	9,016	213,499
Oil States International, Inc.(1)	3,362	15,028
Patterson-UTI Energy, Inc.	22,409	246,947
ProFrac Holding Corp., Class A(1)(2)	2,124	20,433
ProPetro Holding Corp.(1)	8,945	85,693
Ranger Energy Services, Inc.	1,723	18,178
RPC, Inc.	7,862	53,697
Schlumberger NV	15,953	732,083
SEACOR Marine Holdings, Inc.(1)	300	3,948
Select Water Solutions, Inc., Class A	3,647	39,862
Solaris Oilfield Infrastructure, Inc., Class A	2,498	22,882
TechnipFMC PLC	23,799	623,296
TETRA Technologies, Inc.(1)	7,639	28,341
Tidewater, Inc.(1)	2,816	290,977
Transocean Ltd.(1)(2)	21,847	135,451
U.S. Silica Holdings, Inc.(1)	5,334	82,624
Valaris Ltd.(1)	3,831	296,519
Weatherford International PLC(1)	5,299	637,682
		7,860,578
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)	479	2,074
Cinemark Holdings, Inc.(1)	2,622	45,282
Electronic Arts, Inc.	3,264	433,720
Endeavor Group Holdings, Inc., Class A	816	21,893
IMAX Corp.(1)	1,786	29,362
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	14,776
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,148	233,393
Lions Gate Entertainment Corp., Class B(1)	2,681	20,697
Live Nation Entertainment, Inc.(1)	1,363	127,768
Madison Square Garden Entertainment Corp.(1)	657	23,350
Madison Square Garden Sports Corp.(1)	133	24,558
Marcus Corp.	226	2,407

Netflix, Inc.(1)	4,811	3,086,834
Playstudios, Inc.(1)	2,241	5,087
Playtika Holding Corp.	154	1,346
ROBLOX Corp., Class A(1)	3,187	107,147
Roku, Inc.(1)	2,180	125,132
Sphere Entertainment Co.(1)	1,119	40,843
Take-Two Interactive Software, Inc.(1)	1,349	216,326
TKO Group Holdings, Inc.	1,345	146,699
Walt Disney Co.	6,589	684,663
Warner Bros Discovery, Inc.(1)	29,553	243,517
		5,636,874
Financial Services — 2.9%
Acacia Research Corp.(1)	2,587	14,435
Affirm Holdings, Inc.(1)	5,205	152,350
Alerus Financial Corp.	452	8,742
A-Mark Precious Metals, Inc.(2)	1,133	42,986
Apollo Global Management, Inc.	3,175	368,808
Berkshire Hathaway, Inc., Class B(1)	11,668	4,835,219
Block, Inc.(1)	2,995	191,920
Cannae Holdings, Inc.(1)	2,822	51,304
Cass Information Systems, Inc.	732	30,993
Corpay, Inc.(1)	889	237,959
Enact Holdings, Inc.	1,680	51,593
Equitable Holdings, Inc.	12,486	518,044
Essent Group Ltd.	4,925	279,248
EVERTEC, Inc.	2,752	96,237
Federal Agricultural Mortgage Corp., Class C	581	101,483
Fidelity National Information Services, Inc.	1,761	133,625
Fiserv, Inc.(1)	2,654	397,463
Global Payments, Inc.	881	89,730
Jack Henry & Associates, Inc.	1,679	276,498
Jackson Financial, Inc., Class A	5,617	426,948
Marqeta, Inc., Class A(1)	5,494	29,228
Mastercard, Inc., Class A	9,809	4,385,310
Merchants Bancorp	1,085	43,454
MGIC Investment Corp.	18,605	390,705
Mr Cooper Group, Inc.(1)	2,696	224,846
NewtekOne, Inc.	2,601	35,764
NMI Holdings, Inc., Class A(1)	5,173	171,640
Payoneer Global, Inc.(1)	9,439	56,540
PayPal Holdings, Inc.(1)	7,440	468,646
PennyMac Financial Services, Inc.	1,046	94,820
Radian Group, Inc.	9,092	284,034
Shift4 Payments, Inc., Class A(1)(2)	279	18,771
Visa, Inc., Class A	17,914	4,880,848
Voya Financial, Inc.	2,531	191,900
Walker & Dunlop, Inc.	1,358	130,354
Waterstone Financial, Inc.	1,058	12,802
Western Union Co.	7,370	94,336
WEX, Inc.(1)	903	169,150
		19,988,733
Food Products — 0.8%
Archer-Daniels-Midland Co.	12,625	788,305
B&G Foods, Inc.	4,627	44,142
Bunge Global SA	7,537	810,906

Calavo Growers, Inc.	736	19,850
Cal-Maine Foods, Inc.	1,575	97,130
Campbell Soup Co.	2,009	89,159
Conagra Brands, Inc.	1,616	48,286
Darling Ingredients, Inc.(1)	4,528	182,931
Dole PLC	2,653	32,818
Flowers Foods, Inc.	5,736	133,190
Fresh Del Monte Produce, Inc.	779	18,197
General Mills, Inc.	2,254	154,963
Hershey Co.	2,378	470,440
Hormel Foods Corp.	2,240	69,395
Ingredion, Inc.	2,930	344,509
J & J Snack Foods Corp.	391	63,620
J M Smucker Co.	2,142	239,133
John B Sanfilippo & Son, Inc.	530	53,440
Kellanova	2,725	164,426
Kraft Heinz Co.	8,140	287,912
Lamb Weston Holdings, Inc.	1,768	156,097
Lancaster Colony Corp.	297	55,094
McCormick & Co., Inc.	791	57,126
Mission Produce, Inc.(1)	437	5,178
Mondelez International, Inc., Class A	7,685	526,653
Pilgrim's Pride Corp.(1)	2,269	81,525
Post Holdings, Inc.(1)	334	35,594
Seaboard Corp.	6	20,047
Seneca Foods Corp., Class A(1)	387	22,879
Simply Good Foods Co.(1)	1,889	72,708
Tootsie Roll Industries, Inc.	598	17,497
Tyson Foods, Inc., Class A	5,324	304,799
WK Kellogg Co.	5,130	97,419
		5,565,368
Gas Utilities — 0.2%
Atmos Energy Corp.	4,706	545,520
National Fuel Gas Co.	2,593	148,216
New Jersey Resources Corp.	2,629	114,256
Northwest Natural Holding Co.	947	35,437
ONE Gas, Inc.	2,175	134,045
Southwest Gas Holdings, Inc.	1,624	126,006
Spire, Inc.	1,343	82,312
UGI Corp.	1,849	47,076
		1,232,868
Ground Transportation — 1.6%
ArcBest Corp.	1,595	168,305
Avis Budget Group, Inc.	172	19,562
Covenant Logistics Group, Inc.	651	30,942
CSX Corp.	57,860	1,952,775
Heartland Express, Inc.	2,232	25,266
Hertz Global Holdings, Inc.(1)	8,237	35,913
JB Hunt Transport Services, Inc.	4,040	649,430
Knight-Swift Transportation Holdings, Inc.	4,689	226,244
Landstar System, Inc.	2,333	424,676
Marten Transport Ltd.	3,846	68,074
Norfolk Southern Corp.	6,202	1,394,210
Old Dominion Freight Line, Inc.	5,420	949,855
PAM Transportation Services, Inc.(1)	436	7,246

RXO, Inc.(1)	3,096	63,189
Ryder System, Inc.	3,453	419,436
Saia, Inc.(1)	1,290	528,229
Schneider National, Inc., Class B	2,359	53,030
Uber Technologies, Inc.(1)	9,761	630,170
U-Haul Holding Co.(1)	273	17,262
U-Haul Holding Co.	4,746	288,509
Union Pacific Corp.	13,097	3,049,244
Universal Logistics Holdings, Inc.	451	19,731
Werner Enterprises, Inc.	2,684	100,838
XPO, Inc.(1)	2,581	276,116
		11,398,252
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	11,578	1,183,156
Align Technology, Inc.(1)	1,411	362,923
AngioDynamics, Inc.(1)	722	4,556
Atrion Corp.	34	15,649
Avanos Medical, Inc.(1)	657	13,081
Baxter International, Inc.	5,261	179,347
Becton Dickinson & Co.	1,516	351,667
Boston Scientific Corp.(1)	8,871	670,381
Cooper Cos., Inc.	3,372	318,013
Dentsply Sirona, Inc.	3,002	84,086
Dexcom, Inc.(1)	6,146	729,960
Edwards Lifesciences Corp.(1)	8,369	727,182
Embecta Corp.	489	6,049
Enovis Corp.(1)	1,413	71,032
GE HealthCare Technologies, Inc.	3,012	234,936
Globus Medical, Inc., Class A(1)	2,532	169,923
Haemonetics Corp.(1)	1,465	123,177
Hologic, Inc.(1)	3,341	246,499
IDEXX Laboratories, Inc.(1)	1,734	861,711
Inogen, Inc.(1)	174	1,444
Inspire Medical Systems, Inc.(1)	128	20,325
Insulet Corp.(1)	329	58,296
Integra LifeSciences Holdings Corp.(1)	697	21,537
Intuitive Surgical, Inc.(1)	2,637	1,060,390
Masimo Corp.(1)	631	78,560
Medtronic PLC	9,401	764,959
Omnicell, Inc.(1)	939	30,602
OraSure Technologies, Inc.(1)	1,749	8,273
Orthofix Medical, Inc.(1)	1,348	18,508
Outset Medical, Inc.(1)(2)	537	2,003
Penumbra, Inc.(1)	198	37,515
QuidelOrtho Corp.(1)	1,869	82,591
ResMed, Inc.	1,036	213,758
Solventum Corp.(1)	1,370	81,296
STERIS PLC	990	220,651
Stryker Corp.	1,918	654,211
Teleflex, Inc.	801	167,465
UFP Technologies, Inc.(1)	183	47,646
Utah Medical Products, Inc.	113	7,717
Varex Imaging Corp.(1)	658	10,166
Zimmer Biomet Holdings, Inc.	2,518	289,948
Zimvie, Inc.(1)	1,329	22,128
		10,253,317

Health Care Providers and Services — 1.7%
Acadia Healthcare Co., Inc.(1)	915	63,034
AMN Healthcare Services, Inc.(1)	1,552	86,819
Astrana Health, Inc.(1)	1,957	81,079
Brookdale Senior Living, Inc.(1)	11,559	77,561
Cardinal Health, Inc.	2,563	254,429
Castle Biosciences, Inc.(1)	388	9,025
Cencora, Inc.	3,094	701,008
Centene Corp.(1)	15,798	1,130,979
Chemed Corp.	367	203,454
Cigna Group	1,312	452,141
Community Health Systems, Inc.(1)	542	2,146
CorVel Corp.(1)	396	94,981
Cross Country Healthcare, Inc.(1)	2,581	39,025
CVS Health Corp.	4,725	281,610
DaVita, Inc.(1)	940	138,293
Elevance Health, Inc.	2,806	1,510,975
Encompass Health Corp.	1,846	159,476
Ensign Group, Inc.	1,821	220,778
Fulgent Genetics, Inc.(1)	945	19,514
HCA Healthcare, Inc.	1,258	427,405
HealthEquity, Inc.(1)	492	40,187
Henry Schein, Inc.(1)	1,095	75,927
Humana, Inc.	2,969	1,063,258
InfuSystem Holdings, Inc.(1)	278	1,985
Joint Corp.(1)	325	4,878
Labcorp Holdings, Inc.	1,085	211,477
McKesson Corp.	927	528,010
ModivCare, Inc.(1)	191	5,218
Molina Healthcare, Inc.(1)	2,839	893,093
National HealthCare Corp.	378	39,973
National Research Corp.	717	20,133
Option Care Health, Inc.(1)	591	17,624
Owens & Minor, Inc.(1)	2,443	42,581
Patterson Cos., Inc.	5,325	130,942
PetIQ, Inc.(1)	2,019	41,914
Premier, Inc., Class A	3,516	66,523
Quest Diagnostics, Inc.	575	81,633
Select Medical Holdings Corp.	625	21,594
Tenet Healthcare Corp.(1)	1,018	137,654
UnitedHealth Group, Inc.	4,601	2,279,197
Universal Health Services, Inc., Class B	1,620	307,476
		11,965,009
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	10,732
Health Catalyst, Inc.(1)	1,691	11,211
HealthStream, Inc.	242	6,604
OptimizeRx Corp.(1)	1,417	17,089
Teladoc Health, Inc.(1)	1,837	20,648
Veeva Systems, Inc., Class A(1)	1,659	289,081
Veradigm, Inc.(1)	5,340	50,730
		406,095
Hotels, Restaurants and Leisure — 1.9%
Accel Entertainment, Inc.(1)	4,019	39,828
Airbnb, Inc., Class A(1)	5,481	794,361

Aramark	1,743	56,037
BJ's Restaurants, Inc.(1)	849	29,749
Bloomin' Brands, Inc.	5,396	117,633
Booking Holdings, Inc.	224	845,902
Boyd Gaming Corp.	4,429	236,154
Brinker International, Inc.(1)	565	39,906
Caesars Entertainment, Inc.(1)	1,838	65,359
Carnival Corp.(1)	51,441	775,730
Century Casinos, Inc.(1)	1,373	3,666
Cheesecake Factory, Inc.	2,796	107,590
Chipotle Mexican Grill, Inc.(1)	658	2,059,224
Choice Hotels International, Inc.	1,059	119,868
Churchill Downs, Inc.	2,108	272,986
Chuy's Holdings, Inc.(1)	150	4,007
Cracker Barrel Old Country Store, Inc.(2)	1,131	55,170
Darden Restaurants, Inc.	5,149	774,358
Dave & Buster's Entertainment, Inc.(1)	1,232	62,943
Dine Brands Global, Inc.	76	2,998
Domino's Pizza, Inc.	107	54,418
DoorDash, Inc., Class A(1)	2,085	229,579
DraftKings, Inc., Class A(1)	1,081	37,976
Everi Holdings, Inc.(1)	1,846	13,347
Expedia Group, Inc.(1)	766	86,451
Golden Entertainment, Inc.	1,527	46,222
Hilton Grand Vacations, Inc.(1)	3,368	139,199
Hilton Worldwide Holdings, Inc.	899	180,339
Hyatt Hotels Corp., Class A	808	119,156
International Game Technology PLC	277	5,468
Jack in the Box, Inc.	294	16,276
Las Vegas Sands Corp.	4,586	206,508
Life Time Group Holdings, Inc.(1)	1,202	20,170
Light & Wonder, Inc., Class A(1)	443	42,298
Marriott International, Inc., Class A	2,001	462,571
Marriott Vacations Worldwide Corp.	43	3,882
McDonald's Corp.	4,184	1,083,196
MGM Resorts International(1)	1,037	41,656
Monarch Casino & Resort, Inc.	574	38,441
Norwegian Cruise Line Holdings Ltd.(1)	17,221	285,869
ONE Group Hospitality, Inc.(1)	584	3,037
Papa John's International, Inc.	227	10,546
Penn Entertainment, Inc.(1)	3,016	52,780
Planet Fitness, Inc., Class A(1)	490	31,184
Playa Hotels & Resorts NV(1)	7,453	63,500
Potbelly Corp.(1)	2,608	23,342
RCI Hospitality Holdings, Inc.	492	22,012
Red Robin Gourmet Burgers, Inc.(1)(2)	2,058	16,670
Red Rock Resorts, Inc., Class A	2,092	107,215
Royal Caribbean Cruises Ltd.(1)	10,064	1,486,252
Sabre Corp.(1)	2,132	6,673
Shake Shack, Inc., Class A(1)	952	90,335
Six Flags Entertainment Corp.(1)	511	13,005
Starbucks Corp.	5,548	445,061
Target Hospitality Corp.(1)(2)	2,028	23,038
Texas Roadhouse, Inc.	3,617	624,547
Travel & Leisure Co.	327	14,368

United Parks & Resorts, Inc.(1)	1,367	71,480
Vail Resorts, Inc.	443	83,603
Wendy's Co.	3,218	56,154
Wingstop, Inc.	190	70,044
Wyndham Hotels & Resorts, Inc.	865	61,207
Wynn Resorts Ltd.	780	74,006
Yum! Brands, Inc.	2,170	298,223
		13,324,773
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	229	3,437
Beazer Homes USA, Inc.(1)	2,631	75,562
Cavco Industries, Inc.(1)	508	181,458
Century Communities, Inc.	1,779	150,165
Cricut, Inc., Class A	2,500	15,575
DR Horton, Inc.	7,866	1,162,595
Dream Finders Homes, Inc., Class A(1)	1,280	36,365
Ethan Allen Interiors, Inc.	1,647	47,944
Garmin Ltd.	3,506	574,458
GoPro, Inc., Class A(1)	2,385	3,625
Green Brick Partners, Inc.(1)	2,077	113,404
Helen of Troy Ltd.(1)	1,113	118,957
Hooker Furnishings Corp.	146	2,538
Hovnanian Enterprises, Inc., Class A(1)	429	61,682
Installed Building Products, Inc.	1,286	272,426
KB Home	5,722	403,973
La-Z-Boy, Inc.	2,870	107,682
Legacy Housing Corp.(1)	977	22,696
Leggett & Platt, Inc.	1,180	13,688
Lennar Corp., B Shares	484	70,790
Lennar Corp., Class A	8,972	1,438,660
LGI Homes, Inc.(1)	457	43,872
Lifetime Brands, Inc.	361	3,888
M/I Homes, Inc.(1)	2,247	280,695
Meritage Homes Corp.	2,391	421,653
Mohawk Industries, Inc.(1)	2,331	284,219
Newell Brands, Inc.	1,959	15,124
NVR, Inc.(1)	153	1,175,152
PulteGroup, Inc.	10,519	1,234,089
Sonos, Inc.(1)	2,784	43,987
Taylor Morrison Home Corp.(1)	7,654	442,631
Tempur Sealy International, Inc.	4,207	216,072
Toll Brothers, Inc.	4,800	583,872
TopBuild Corp.(1)	313	130,818
Tri Pointe Homes, Inc.(1)	7,591	293,999
Universal Electronics, Inc.(1)	86	982
VOXX International Corp.(1)	219	808
Whirlpool Corp.	1,493	138,894
Worthington Enterprises, Inc.	1,930	110,068
		10,298,503
Household Products — 0.9%
Central Garden & Pet Co.(1)	610	26,504
Central Garden & Pet Co., Class A(1)	3,347	125,010
Church & Dwight Co., Inc.	3,896	416,911
Clorox Co.	3,203	421,387
Colgate-Palmolive Co.	10,083	937,316

Energizer Holdings, Inc.	1,482	42,415
Kimberly-Clark Corp.	7,414	988,286
Oil-Dri Corp. of America	402	33,591
Procter & Gamble Co.	16,335	2,687,761
Reynolds Consumer Products, Inc.	84	2,389
Spectrum Brands Holdings, Inc.	1,035	92,881
WD-40 Co.	572	128,523
		5,902,974
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	21,044	454,340
Clearway Energy, Inc., Class A	894	22,958
Clearway Energy, Inc., Class C	2,406	67,368
Montauk Renewables, Inc.(1)	1,924	10,313
NextEra Energy Partners LP	1,382	46,587
Ormat Technologies, Inc.	1,105	83,317
Sunnova Energy International, Inc.(1)(2)	3,917	20,447
Vistra Corp.	18,353	1,818,415
		2,523,745
Industrial Conglomerates — 0.2%
3M Co.	5,483	549,067
Honeywell International, Inc.	5,825	1,177,757
		1,726,824
Insurance — 3.5%
Aflac, Inc.	15,221	1,367,911
Allstate Corp.	4,314	722,681
Ambac Financial Group, Inc.(1)	3,049	54,028
American Financial Group, Inc.	2,832	367,905
American International Group, Inc.	23,301	1,836,585
AMERISAFE, Inc.	751	32,916
Aon PLC, Class A	1,454	409,505
Arch Capital Group Ltd.(1)	14,338	1,471,509
Arthur J Gallagher & Co.	1,064	269,543
Assurant, Inc.	1,489	258,297
Assured Guaranty Ltd.	1,731	134,533
Axis Capital Holdings Ltd.	4,903	362,234
Brighthouse Financial, Inc.(1)	4,531	201,675
Brown & Brown, Inc.	809	72,414
Chubb Ltd.	5,033	1,363,037
Cincinnati Financial Corp.	2,676	314,644
CNA Financial Corp.	370	16,998
CNO Financial Group, Inc.	7,126	204,445
Employers Holdings, Inc.	1,202	50,700
Enstar Group Ltd.(1)	631	197,591
Erie Indemnity Co., Class A	360	130,475
Everest Group Ltd.	1,616	631,743
Fidelity National Financial, Inc.	6,521	328,398
First American Financial Corp.	3,297	183,247
Genworth Financial, Inc., Class A(1)	21,865	137,531
Globe Life, Inc.	3,612	298,929
Goosehead Insurance, Inc., Class A(1)	951	61,339
Greenlight Capital Re Ltd., A Shares(1)	801	10,645
Hanover Insurance Group, Inc.	1,012	133,513
Hartford Financial Services Group, Inc.	13,523	1,398,954
HCI Group, Inc.	436	41,804
Horace Mann Educators Corp.	1,128	38,544

Investors Title Co.	48	8,837
James River Group Holdings Ltd.	743	5,803
Kemper Corp.	1,325	79,288
Kinsale Capital Group, Inc.	647	248,202
Lemonade, Inc.(1)(2)	1,271	20,984
Lincoln National Corp.	4,246	140,076
Loews Corp.	5,356	411,341
Markel Group, Inc.(1)	300	492,477
Marsh & McLennan Cos., Inc.	3,514	729,436
MBIA, Inc.(1)	105	593
Mercury General Corp.	537	29,981
MetLife, Inc.	13,865	1,003,410
National Western Life Group, Inc., Class A	85	41,693
Old Republic International Corp.	11,194	355,745
Oscar Health, Inc., Class A(1)	4,605	91,916
Palomar Holdings, Inc.(1)	335	28,421
Primerica, Inc.	2,205	498,087
Principal Financial Group, Inc.	5,489	450,318
ProAssurance Corp.(1)	1,341	19,270
Progressive Corp.	7,011	1,480,583
Prudential Financial, Inc.	11,204	1,348,401
Reinsurance Group of America, Inc.	2,690	564,362
RenaissanceRe Holdings Ltd.	1,214	276,622
RLI Corp.	981	143,206
Ryan Specialty Holdings, Inc.	489	27,154
Safety Insurance Group, Inc.	413	31,946
Selective Insurance Group, Inc.	1,847	180,286
SiriusPoint Ltd.(1)	7,229	95,061
Skyward Specialty Insurance Group, Inc.(1)	1,702	63,519
Stewart Information Services Corp.	1,125	71,224
Travelers Cos., Inc.	6,694	1,443,896
United Fire Group, Inc.	765	17,021
Universal Insurance Holdings, Inc.	781	15,394
Unum Group	8,494	457,487
W R Berkley Corp.	4,236	343,243
White Mountains Insurance Group Ltd.	86	155,402
Willis Towers Watson PLC	365	93,181
		24,568,139
Interactive Media and Services — 5.3%
Alphabet, Inc., Class A(1)	65,399	11,281,327
Alphabet, Inc., Class C(1)	54,481	9,477,515
Cargurus, Inc.(1)	6,935	167,896
Cars.com, Inc.(1)	4,211	85,188
IAC, Inc.(1)	2,059	102,518
Match Group, Inc.(1)	2,603	79,730
Meta Platforms, Inc., Class A	32,564	15,201,852
Pinterest, Inc., Class A(1)	7,028	291,592
Snap, Inc., Class A(1)	3,439	51,654
TripAdvisor, Inc.(1)	870	15,964
TrueCar, Inc.(1)	1,846	5,446
Yelp, Inc.(1)	2,905	107,398
Ziff Davis, Inc.(1)	666	38,368
ZipRecruiter, Inc., Class A(1)	1,743	17,622
ZoomInfo Technologies, Inc.(1)	3,371	41,396
		36,965,466

IT Services — 1.0%
Accenture PLC, Class A	5,860	1,654,219
Akamai Technologies, Inc.(1)	3,414	314,907
Amdocs Ltd.	1,298	102,542
ASGN, Inc.(1)	367	34,465
Cloudflare, Inc., Class A(1)	1,412	95,578
Cognizant Technology Solutions Corp., Class A	12,523	828,397
DigitalOcean Holdings, Inc.(1)	1,042	38,606
DXC Technology Co.(1)	11,233	174,673
EPAM Systems, Inc.(1)	860	153,020
Gartner, Inc.(1)	1,726	724,351
Globant SA(1)	552	88,938
GoDaddy, Inc., Class A(1)	1,919	267,950
Hackett Group, Inc.	243	5,421
International Business Machines Corp.	7,306	1,219,006
Kyndryl Holdings, Inc.(1)	8,302	220,916
MongoDB, Inc.(1)	441	104,103
Okta, Inc.(1)	363	32,191
Perficient, Inc.(1)	416	30,846
Snowflake, Inc., Class A(1)	1,758	239,405
Twilio, Inc., Class A(1)	2,522	144,763
VeriSign, Inc.(1)	610	106,335
		6,580,632
Leisure Products — 0.2%
American Outdoor Brands, Inc.(1)	305	2,489
Brunswick Corp.	3,587	296,035
Clarus Corp.	253	1,771
Hasbro, Inc.	534	31,923
Malibu Boats, Inc., Class A(1)	1,042	40,075
Marine Products Corp.	990	10,138
MasterCraft Boat Holdings, Inc.(1)	673	14,200
Mattel, Inc.(1)	8,988	159,896
Polaris, Inc.	3,347	279,809
Smith & Wesson Brands, Inc.	2,127	35,670
Sturm Ruger & Co., Inc.	1,010	44,884
Topgolf Callaway Brands Corp.(1)	2,038	31,895
Vista Outdoor, Inc.(1)	4,692	163,657
YETI Holdings, Inc.(1)	5,816	236,944
		1,349,386
Life Sciences Tools and Services — 0.8%
AbCellera Biologics, Inc.(1)	9,145	35,848
Adaptive Biotechnologies Corp.(1)	962	3,319
Agilent Technologies, Inc.	1,724	224,827
Avantor, Inc.(1)	2,394	57,647
Azenta, Inc.(1)	2,256	113,951
Bio-Rad Laboratories, Inc., Class A(1)	331	94,951
Bio-Techne Corp.	1,825	140,872
Bruker Corp.	2,384	156,176
Charles River Laboratories International, Inc.(1)	433	90,254
Cytek Biosciences, Inc.(1)	2,488	14,007
Danaher Corp.	5,641	1,448,609
Illumina, Inc.(1)	832	86,761
Inotiv, Inc.(1)(2)	878	1,642
IQVIA Holdings, Inc.(1)	1,729	378,807
Lifecore Biomedical, Inc.(1)(2)	2,262	13,210

MaxCyte, Inc.(1)	1,890	8,467
Medpace Holdings, Inc.(1)	601	232,190
Mettler-Toledo International, Inc.(1)	181	254,140
OmniAb, Inc.(1)	182	375
OmniAb, Inc.(1)	182	347
Quanterix Corp.(1)	1,365	21,799
Repligen Corp.(1)	533	79,465
Revvity, Inc.	1,337	146,081
Seer, Inc.(1)	2,342	4,216
Sotera Health Co.(1)	1,121	12,533
Standard BioTools, Inc.(1)(2)	2,143	5,315
Thermo Fisher Scientific, Inc.	1,560	886,049
Waters Corp.(1)	1,124	347,204
West Pharmaceutical Services, Inc.	1,411	467,619
		5,326,681
Machinery — 2.7%
3D Systems Corp.(1)	2,235	7,867
AGCO Corp.	3,756	403,132
Alamo Group, Inc.	139	26,409
Allison Transmission Holdings, Inc.	1,321	100,145
Astec Industries, Inc.	736	23,913
Atmus Filtration Technologies, Inc.(1)	2,790	86,044
Blue Bird Corp.(1)	1,100	62,711
Caterpillar, Inc.	10,795	3,654,323
Chart Industries, Inc.(1)	355	55,746
Commercial Vehicle Group, Inc.(1)	2,483	13,433
Crane Co.	898	133,874
Cummins, Inc.	3,094	871,673
Deere & Co.	6,615	2,479,037
Donaldson Co., Inc.	6,021	443,627
Dover Corp.	987	181,430
Enerpac Tool Group Corp.	1,841	72,388
Enpro, Inc.	601	92,109
Esab Corp.	290	29,818
ESCO Technologies, Inc.	700	76,391
Flowserve Corp.	2,379	118,236
Fortive Corp.	2,246	167,192
Franklin Electric Co., Inc.	1,155	114,899
Gates Industrial Corp. PLC(1)	2,322	40,449
Gorman-Rupp Co.	652	22,520
Graco, Inc.	5,179	418,204
Greenbrier Cos., Inc.	2,180	120,445
Hillenbrand, Inc.	929	43,189
Hillman Solutions Corp.(1)	5,781	53,127
Hyster-Yale Materials Handling, Inc.	559	40,578
IDEX Corp.	455	94,931
Illinois Tool Works, Inc.	4,105	996,489
Ingersoll Rand, Inc.	4,645	432,217
ITT, Inc.	2,578	342,565
John Bean Technologies Corp.	873	83,398
Kadant, Inc.	336	96,099
Kennametal, Inc.	3,828	98,571
Lincoln Electric Holdings, Inc.	1,979	388,596
Lindsay Corp.	547	62,807
Manitowoc Co., Inc.(1)	1,586	19,714

Middleby Corp.(1)	347	44,732
Miller Industries, Inc.	663	40,310
Mueller Industries, Inc.	7,380	434,756
Mueller Water Products, Inc., Class A	5,105	94,749
NN, Inc.(1)	691	2,246
Nordson Corp.	608	142,710
Omega Flex, Inc.	78	4,618
Oshkosh Corp.	2,158	245,429
Otis Worldwide Corp.	3,247	322,102
PACCAR, Inc.	17,164	1,845,130
Parker-Hannifin Corp.	927	492,719
Park-Ohio Holdings Corp.	1,204	31,485
Pentair PLC	1,105	89,925
Proto Labs, Inc.(1)	403	12,481
RBC Bearings, Inc.(1)	319	94,194
REV Group, Inc.	1,440	39,470
Shyft Group, Inc.	1,298	16,446
Snap-on, Inc.	1,752	478,051
Standex International Corp.	289	48,613
Stanley Black & Decker, Inc.	1,234	107,568
Tennant Co.	1,189	122,063
Terex Corp.	4,519	269,649
Timken Co.	3,025	262,842
Titan International, Inc.(1)	4,030	33,328
Toro Co.	2,572	206,249
Trinity Industries, Inc.	3,038	95,545
Wabash National Corp.	2,802	63,353
Watts Water Technologies, Inc., Class A	795	158,308
Westinghouse Air Brake Technologies Corp.	1,487	251,645
Xylem, Inc.	2,340	329,987
		18,948,999
Marine Transportation — 0.1%
Costamare, Inc.	1,893	30,307
Genco Shipping & Trading Ltd.	1,967	44,297
Kirby Corp.(1)	1,912	237,413
Matson, Inc.	2,698	345,883
Pangaea Logistics Solutions Ltd.	2,021	16,714
Safe Bulkers, Inc.(2)	2,798	15,865
Star Bulk Carriers Corp.	1,268	34,337
		724,816
Media — 0.8%
Advantage Solutions, Inc.(1)	4,963	17,073
Altice USA, Inc., Class A(1)(2)	842	2,088
AMC Networks, Inc., Class A(1)	1,331	23,080
Boston Omaha Corp., Class A(1)	279	4,076
Cable One, Inc.(2)	235	90,689
Charter Communications, Inc., Class A(1)	1,116	320,426
Comcast Corp., Class A	75,054	3,004,412
Cumulus Media, Inc., Class A(1)	504	1,174
EchoStar Corp., Class A(1)	4,639	89,069
Entravision Communications Corp., Class A	2,377	5,134
Fox Corp., Class A	8,116	279,434
Fox Corp., Class B	4,247	135,649
Gambling.com Group Ltd.(1)	1,426	11,023
Gray Television, Inc.	1,992	12,430

Interpublic Group of Cos., Inc.	3,801	119,237
John Wiley & Sons, Inc., Class A	69	2,515
Liberty Broadband Corp., Class A(1)	453	24,571
Liberty Broadband Corp., Class C(1)	2,555	138,200
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	3,932
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	1,134	25,696
New York Times Co., Class A	3,092	158,310
News Corp., Class A	8,739	237,613
News Corp., Class B	2,644	73,715
Nexstar Media Group, Inc., Class A	505	83,673
Omnicom Group, Inc.	1,905	177,089
Paramount Global, Class B	9,349	111,347
PubMatic, Inc., Class A(1)	2,210	48,399
Scholastic Corp.	1,060	38,457
Sinclair, Inc.	563	7,995
Sirius XM Holdings, Inc.(2)	6,857	19,337
TechTarget, Inc.(1)	102	3,082
TEGNA, Inc.	439	6,545
Thryv Holdings, Inc.(1)	568	11,968
Trade Desk, Inc., Class A(1)	3,050	282,979
WideOpenWest, Inc.(1)	2,553	12,842
		5,583,259
Metals and Mining — 1.4%
Alcoa Corp.	5,866	259,688
Alpha Metallurgical Resources, Inc.	976	307,840
Arch Resources, Inc.	1,500	260,895
ATI, Inc.(1)	7,113	436,311
Carpenter Technology Corp.	1,412	156,548
Century Aluminum Co.(1)	1,342	24,599
Cleveland-Cliffs, Inc.(1)	18,770	324,346
Coeur Mining, Inc.(1)	4,989	28,687
Commercial Metals Co.	7,427	418,289
Compass Minerals International, Inc.(2)	1,309	16,965
Freeport-McMoRan, Inc.	31,612	1,666,901
Haynes International, Inc.	157	9,235
Hecla Mining Co.	11,425	67,293
Kaiser Aluminum Corp.	498	48,704
Materion Corp.	984	112,550
McEwen Mining, Inc.(1)	2,899	34,527
Metallus, Inc.(1)	2,117	50,829
MP Materials Corp.(1)(2)	3,374	54,726
Newmont Corp.	16,433	689,200
Nucor Corp.	9,084	1,533,833
Olympic Steel, Inc.	801	41,764
Radius Recycling, Inc., Class A	1,280	21,901
Ramaco Resources, Inc., Class A	1,527	21,607
Ramaco Resources, Inc., Class B	305	3,322
Reliance, Inc.	2,595	780,524
Royal Gold, Inc.	1,681	215,487
Ryerson Holding Corp.	2,254	53,533
Steel Dynamics, Inc.	7,852	1,051,147
SunCoke Energy, Inc.	6,206	65,473
Tredegar Corp.	1,180	6,431
U.S. Steel Corp.	10,901	418,053
Warrior Met Coal, Inc.	4,483	306,772
Worthington Steel, Inc.	1,930	63,671
		9,551,651

Multi-Utilities — 0.7%
Ameren Corp.	6,586	483,215
Avista Corp.	1,948	72,037
Black Hills Corp.	1,385	78,183
CenterPoint Energy, Inc.	14,152	431,778
CMS Energy Corp.	6,682	420,498
Consolidated Edison, Inc.	6,386	603,796
Dominion Energy, Inc.	8,847	477,030
DTE Energy Co.	3,716	433,025
NiSource, Inc.	12,334	358,426
Northwestern Energy Group, Inc.	1,498	77,836
Public Service Enterprise Group, Inc.	12,047	912,681
Sempra	6,960	536,129
Unitil Corp.	565	30,222
WEC Energy Group, Inc.	2,217	179,644
		5,094,500
Oil, Gas and Consumable Fuels — 7.6%
Amplify Energy Corp.(1)	2,878	18,131
Antero Midstream Corp.	18,211	266,791
Antero Resources Corp.(1)	17,612	627,516
APA Corp.	20,685	631,513
Ardmore Shipping Corp.	2,985	66,894
Berry Corp.	3,422	23,851
California Resources Corp.	5,588	264,592
Centrus Energy Corp., Class A(1)	377	18,710
Cheniere Energy, Inc.	9,623	1,518,413
Chesapeake Energy Corp.	7,595	690,613
Chevron Corp.	28,032	4,549,594
Chord Energy Corp.	2,427	449,990
Civitas Resources, Inc.	5,776	424,883
Clean Energy Fuels Corp.(1)	3,357	10,507
CNX Resources Corp.(1)	12,578	330,801
Comstock Resources, Inc.(2)	6,487	75,963
ConocoPhillips	27,621	3,217,294
CONSOL Energy, Inc.(1)	2,137	221,543
Coterra Energy, Inc.	35,476	1,011,776
Crescent Energy Co., Class A	4,639	58,451
CVR Energy, Inc.	2,893	80,599
Delek U.S. Holdings, Inc.	1,900	48,374
Devon Energy Corp.	23,560	1,156,325
DHT Holdings, Inc.	6,870	83,127
Diamondback Energy, Inc.	8,100	1,614,006
Dorian LPG Ltd.	2,695	136,394
DT Midstream, Inc.	3,876	260,002
EnLink Midstream LLC(1)	17,586	223,166
EOG Resources, Inc.	15,649	1,949,083
EQT Corp.	20,744	852,371
Equitrans Midstream Corp.	30,862	440,709
Evolution Petroleum Corp.	3,532	20,309
Exxon Mobil Corp.	78,447	9,198,695
FutureFuel Corp.	1,729	7,400
Granite Ridge Resources, Inc.	5,812	38,069
Green Plains, Inc.(1)	1,545	26,528
Gulfport Energy Corp.(1)	1,027	166,179
Hallador Energy Co.(1)	1,673	15,007

Hess Corp.	9,984	1,538,534
Hess Midstream LP, Class A	3,037	105,536
HF Sinclair Corp.	9,629	531,810
HighPeak Energy, Inc.(2)	808	12,750
International Seaways, Inc.	3,462	223,022
Kimbell Royalty Partners LP	4,237	71,097
Kinder Morgan, Inc.	35,184	685,736
Kosmos Energy Ltd.(1)	36,452	222,357
Magnolia Oil & Gas Corp., Class A	11,661	302,603
Marathon Oil Corp.	30,777	891,302
Marathon Petroleum Corp.	10,179	1,797,713
Matador Resources Co.	6,753	428,478
Murphy Oil Corp.	9,725	416,133
New Fortress Energy, Inc.(2)	5,569	141,174
Nordic American Tankers Ltd.	12,540	51,916
Northern Oil & Gas, Inc.	7,237	296,210
Occidental Petroleum Corp.	22,679	1,417,437
ONEOK, Inc.	11,600	939,600
Overseas Shipholding Group, Inc., Class A	4,963	41,937
Ovintiv, Inc.	15,137	782,129
Par Pacific Holdings, Inc.(1)	5,004	135,809
PBF Energy, Inc., Class A	7,297	338,070
Peabody Energy Corp.	7,802	193,334
Permian Resources Corp.	25,475	417,535
Phillips 66	12,025	1,708,873
Plains GP Holdings LP, Class A(1)	9,721	175,075
Range Resources Corp.	14,504	535,343
REX American Resources Corp.(1)	564	28,194
Riley Exploration Permian, Inc.	588	17,170
Ring Energy, Inc.(1)(2)	4,287	7,674
SandRidge Energy, Inc.	2,068	28,869
Scorpio Tankers, Inc.	3,151	258,603
SFL Corp. Ltd.	8,144	116,541
SilverBow Resources, Inc.(1)	2,069	81,105
Sitio Royalties Corp., Class A(2)	2,276	53,327
SM Energy Co.	9,441	476,110
Southwestern Energy Co.(1)	74,924	564,178
Talos Energy, Inc.(1)	9,425	113,194
Targa Resources Corp.	10,996	1,300,057
Teekay Corp.(1)	4,643	45,455
Teekay Tankers Ltd., Class A	1,621	118,057
Texas Pacific Land Corp.	588	361,214
VAALCO Energy, Inc.	7,061	45,049
Valero Energy Corp.	10,568	1,660,655
Viper Energy, Inc.	1,359	52,267
Vital Energy, Inc.(1)	1,814	88,614
Vitesse Energy, Inc.	1,680	42,874
W&T Offshore, Inc.(2)	4,785	10,671
Williams Cos., Inc.	40,479	1,680,283
World Kinect Corp.	3,566	93,928
		52,439,771
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,234	65,575
Louisiana-Pacific Corp.	3,085	282,833
Mercer International, Inc.	2,526	23,997
Sylvamo Corp.	2,010	143,353
		515,758

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	7,918	332,714
Allegiant Travel Co.	1,156	61,499
American Airlines Group, Inc.(1)	6,202	71,323
Delta Air Lines, Inc.	12,351	630,148
JetBlue Airways Corp.(1)	18,068	101,000
SkyWest, Inc.(1)	2,317	173,011
Southwest Airlines Co.	27,229	730,826
Spirit Airlines, Inc.(2)	3,808	13,899
Sun Country Airlines Holdings, Inc.(1)	2,715	28,752
United Airlines Holdings, Inc.(1)	17,747	940,414
		3,083,586
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	203	11,809
Coty, Inc., Class A(1)	2,050	21,238
Edgewell Personal Care Co.	654	25,231
elf Beauty, Inc.(1)	822	153,640
Estee Lauder Cos., Inc., Class A	1,959	241,662
Herbalife Ltd.(1)	446	4,594
Inter Parfums, Inc.	516	61,807
Kenvue, Inc.	23,848	460,266
Medifast, Inc.	515	13,256
Nature's Sunshine Products, Inc.(1)	1,149	17,603
Nu Skin Enterprises, Inc., Class A	1,997	26,660
USANA Health Sciences, Inc.(1)	442	21,039
		1,058,805
Pharmaceuticals — 2.8%
Amneal Pharmaceuticals, Inc.(1)	5,908	39,465
Amphastar Pharmaceuticals, Inc.(1)	3,186	134,863
Arvinas, Inc.(1)	1,841	61,011
Atea Pharmaceuticals, Inc.(1)	3,630	13,322
Athira Pharma, Inc.(1)	865	2,266
Bristol-Myers Squibb Co.	25,144	1,033,167
Catalent, Inc.(1)	2,757	148,299
Collegium Pharmaceutical, Inc.(1)	2,313	76,653
Corcept Therapeutics, Inc.(1)	4,760	143,609
Elanco Animal Health, Inc.(1)	9,843	174,024
Eli Lilly & Co.	7,299	5,987,662
Harmony Biosciences Holdings, Inc.(1)	2,053	60,358
Innoviva, Inc.(1)	2,990	47,212
Intra-Cellular Therapies, Inc.(1)	899	60,449
Jazz Pharmaceuticals PLC(1)	2,790	293,647
Johnson & Johnson	35,465	5,201,652
Ligand Pharmaceuticals, Inc.(1)	480	40,824
Merck & Co., Inc.	15,206	1,908,961
Organon & Co.	1,514	32,294
Pacira BioSciences, Inc.(1)	914	27,722
Perrigo Co. PLC	1,973	54,317
Pfizer, Inc.	54,760	1,569,422
Phibro Animal Health Corp., Class A	349	6,153
Pliant Therapeutics, Inc.(1)	1,165	14,131
Prestige Consumer Healthcare, Inc.(1)	1,185	76,207
ProPhase Labs, Inc.(1)(2)	711	3,662
Royalty Pharma PLC, Class A	4,252	116,547
SIGA Technologies, Inc.	2,227	16,658

Supernus Pharmaceuticals, Inc.(1)	1,246	33,791
Theravance Biopharma, Inc.(1)(2)	88	759
Viatris, Inc.	49,550	525,230
Zoetis, Inc.	6,812	1,155,043
		19,059,380
Professional Services — 1.0%
Automatic Data Processing, Inc.	6,241	1,528,546
Barrett Business Services, Inc.	411	54,392
Booz Allen Hamilton Holding Corp.	2,263	344,451
Broadridge Financial Solutions, Inc., ADR	1,797	360,784
CACI International, Inc., Class A(1)	73	30,987
CBIZ, Inc.(1)	1,968	149,214
Clarivate PLC(1)(2)	10,685	60,905
Concentrix Corp.	587	36,001
CRA International, Inc.	224	39,417
CSG Systems International, Inc.	812	35,038
Dayforce, Inc.(1)(2)	388	19,190
Dun & Bradstreet Holdings, Inc.	380	3,644
Equifax, Inc.	727	168,221
ExlService Holdings, Inc.(1)	1,680	50,165
Exponent, Inc.	1,023	97,308
First Advantage Corp.	1,404	22,548
Franklin Covey Co.(1)	585	21,645
FTI Consulting, Inc.(1)	197	42,316
Genpact Ltd.	1,411	46,648
Heidrick & Struggles International, Inc.	865	29,652
Huron Consulting Group, Inc.(1)	209	18,457
IBEX Holdings Ltd.(1)	816	12,770
Insperity, Inc.	1,539	145,774
Jacobs Solutions, Inc.	644	89,735
KBR, Inc.	1,649	108,273
Kelly Services, Inc., Class A	1,355	29,458
Kforce, Inc.	916	56,618
Korn Ferry	2,010	132,539
Legalzoom.com, Inc.(1)	2,616	22,969
Leidos Holdings, Inc.	263	38,674
ManpowerGroup, Inc.	1,108	82,679
Maximus, Inc.	765	65,867
Parsons Corp.(1)	30	2,285
Paychex, Inc.	8,693	1,044,551
Paycom Software, Inc.	1,367	198,652
Paylocity Holding Corp.(1)	757	107,623
Planet Labs PBC(1)(2)	5,590	10,397
RCM Technologies, Inc.(1)	304	6,034
Resources Connection, Inc.	1,465	16,774
Robert Half, Inc.	6,002	385,508
Science Applications International Corp.	892	120,108
SS&C Technologies Holdings, Inc.	1,264	78,431
TransUnion	796	57,248
TriNet Group, Inc.	1,562	162,401
TrueBlue, Inc.(1)	1,245	13,446
TTEC Holdings, Inc.	119	747
Verisk Analytics, Inc.	3,274	827,602
Verra Mobility Corp.(1)	2,671	71,155
		7,047,847

Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,746	241,840
CoStar Group, Inc.(1)	2,588	202,304
Cushman & Wakefield PLC(1)	1,625	18,054
Forestar Group, Inc.(1)	1,094	37,207
FRP Holdings, Inc.(1)	40	1,224
Howard Hughes Holdings, Inc.(1)	629	41,703
Jones Lang LaSalle, Inc.(1)	937	189,340
Kennedy-Wilson Holdings, Inc.	3,861	39,459
Marcus & Millichap, Inc.	1,365	44,131
Opendoor Technologies, Inc.(1)	57,189	124,672
RE/MAX Holdings, Inc., Class A	648	5,242
RMR Group, Inc., Class A	648	15,247
Zillow Group, Inc., Class A(1)	766	30,755
Zillow Group, Inc., Class C(1)	3,079	126,085
		1,117,263
Semiconductors and Semiconductor Equipment — 7.2%
ACM Research, Inc., Class A(1)	1,253	27,065
Advanced Micro Devices, Inc.(1)	11,813	1,971,590
Allegro MicroSystems, Inc.(1)	1,921	57,899
Alpha & Omega Semiconductor Ltd.(1)	643	18,846
Amkor Technology, Inc.	6,018	196,127
Analog Devices, Inc.	4,366	1,023,783
Applied Materials, Inc.	18,422	3,962,204
Axcelis Technologies, Inc.(1)	1,807	203,270
AXT, Inc.(1)	2,464	9,388
Broadcom, Inc.	2,529	3,359,903
CEVA, Inc.(1)	370	7,370
Cirrus Logic, Inc.(1)	2,053	235,479
Cohu, Inc.(1)	1,725	55,614
Diodes, Inc.(1)	2,470	183,101
Enphase Energy, Inc.(1)	3,159	404,036
Entegris, Inc.	874	110,430
First Solar, Inc.(1)	3,725	1,012,306
FormFactor, Inc.(1)	1,867	102,162
GLOBALFOUNDRIES, Inc.(1)	1,927	94,423
Ichor Holdings Ltd.(1)	663	25,187
Intel Corp.	48,696	1,502,272
KLA Corp.	2,472	1,877,558
Kulicke & Soffa Industries, Inc.	3,374	154,091
Lam Research Corp.	3,310	3,086,377
Lattice Semiconductor Corp.(1)	1,826	135,562
MACOM Technology Solutions Holdings, Inc.(1)	863	87,284
Magnachip Semiconductor Corp.(1)	601	3,023
Marvell Technology, Inc.	6,694	460,614
MaxLinear, Inc.(1)	2,409	42,808
Microchip Technology, Inc.	6,431	625,286
Micron Technology, Inc.	13,564	1,695,500
MKS Instruments, Inc.	885	112,032
Monolithic Power Systems, Inc.	547	402,390
NVE Corp.	259	20,080
NVIDIA Corp.	14,979	16,421,927
NXP Semiconductors NV	3,105	844,871
ON Semiconductor Corp.(1)	10,175	743,182
Onto Innovation, Inc.(1)	1,182	256,139

Photronics, Inc.(1)	4,785	130,870
Qorvo, Inc.(1)	2,270	223,345
QUALCOMM, Inc.	17,910	3,654,536
Rambus, Inc.(1)	1,432	79,132
Skyworks Solutions, Inc.	6,135	568,469
SMART Global Holdings, Inc.(1)	4,206	86,560
Synaptics, Inc.(1)	1,600	149,936
Teradyne, Inc.	3,312	466,793
Texas Instruments, Inc.	13,624	2,656,816
Ultra Clean Holdings, Inc.(1)	1,864	86,452
Universal Display Corp.	902	158,481
		49,792,569
Software — 6.1%
A10 Networks, Inc.	1,937	29,346
ACI Worldwide, Inc.(1)	251	9,038
Adeia, Inc.	4,400	52,052
Adobe, Inc.(1)	3,555	1,581,122
Altair Engineering, Inc., Class A(1)	369	32,225
American Software, Inc., Class A	628	6,443
ANSYS, Inc.(1)	529	167,931
Appfolio, Inc., Class A(1)	130	29,682
AppLovin Corp., Class A(1)	2,733	222,685
Aspen Technology, Inc.(1)	420	88,473
Atlassian Corp., Class A(1)	794	124,547
Autodesk, Inc.(1)	2,676	539,482
Bentley Systems, Inc., Class B	2,739	137,607
Bill Holdings, Inc.(1)	1,631	84,894
Blackbaud, Inc.(1)	48	3,741
Box, Inc., Class A(1)	1,329	36,215
C3.ai, Inc., Class A(1)(2)	1,892	55,946
Cadence Design Systems, Inc.(1)	2,362	676,264
Cleanspark, Inc.(1)	10,977	176,400
CommVault Systems, Inc.(1)	1,438	154,707
Confluent, Inc., Class A(1)	1,919	49,836
Consensus Cloud Solutions, Inc.(1)	294	5,548
Crowdstrike Holdings, Inc., Class A(1)	2,055	644,592
Datadog, Inc., Class A(1)	1,814	199,866
DocuSign, Inc.(1)	1,998	109,370
Dolby Laboratories, Inc., Class A	1,524	123,459
Dropbox, Inc., Class A(1)	1,553	34,989
Dynatrace, Inc.(1)	1,584	72,436
Elastic NV(1)	232	24,140
Envestnet, Inc.(1)	56	3,669
Fair Isaac Corp.(1)	220	283,785
Fortinet, Inc.(1)	12,284	728,687
Freshworks, Inc., Class A(1)	3,295	42,440
Gen Digital, Inc.	2,630	65,303
Gitlab, Inc., Class A(1)	1,110	52,381
Guidewire Software, Inc.(1)	1,034	117,793
HashiCorp, Inc., Class A(1)	939	31,532
HubSpot, Inc.(1)	323	197,369
InterDigital, Inc.(2)	1,908	217,264
Intuit, Inc.	1,554	895,788
LiveRamp Holdings, Inc.(1)	1,449	45,339
Manhattan Associates, Inc.(1)	1,854	407,027

Matterport, Inc.(1)	8,164	35,922
Microsoft Corp.	59,690	24,779,110
MicroStrategy, Inc., Class A(1)	224	341,486
NCR Voyix Corp.(1)	2,041	26,900
Nutanix, Inc., Class A(1)	1,450	80,207
Olo, Inc., Class A(1)	2,445	11,198
Oracle Corp.	15,027	1,761,014
Palantir Technologies, Inc., Class A(1)	15,078	326,891
Palo Alto Networks, Inc.(1)	4,404	1,298,784
Procore Technologies, Inc.(1)	638	42,829
Progress Software Corp.	642	32,517
PROS Holdings, Inc.(1)	347	10,230
PTC, Inc.(1)	1,227	216,246
Qualys, Inc.(1)	2,052	288,552
Rapid7, Inc.(1)	344	12,432
RingCentral, Inc., Class A(1)	153	5,233
Riot Platforms, Inc.(1)	6,474	63,057
Roper Technologies, Inc.	499	265,847
Salesforce, Inc.	4,873	1,142,426
Samsara, Inc., Class A(1)	1,446	49,063
SentinelOne, Inc., Class A(1)	3,178	53,486
ServiceNow, Inc.(1)	1,463	961,089
SPS Commerce, Inc.(1)	399	75,048
Synopsys, Inc.(1)	1,202	674,082
Tyler Technologies, Inc.(1)	215	103,277
UiPath, Inc., Class A(1)	6,067	74,381
Unity Software, Inc.(1)	1,253	22,892
Verint Systems, Inc.(1)	99	2,936
Workday, Inc., Class A(1)	1,174	248,242
Workiva, Inc.(1)	347	26,709
Xperi, Inc.(1)	1,053	9,277
Zoom Video Communications, Inc., Class A(1)	3,435	210,703
Zscaler, Inc.(1)	495	84,130
		41,897,609
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(1)	849	8,218
Aaron's Co., Inc.	2,739	23,227
Abercrombie & Fitch Co., Class A(1)	4,376	756,479
Academy Sports & Outdoors, Inc.	3,804	219,453
Advance Auto Parts, Inc.	1,908	134,781
American Eagle Outfitters, Inc.	14,010	307,800
America's Car-Mart, Inc.(1)	283	17,056
Arhaus, Inc.	2,009	37,789
Arko Corp.	3,379	20,274
AutoNation, Inc.(1)	1,306	222,347
AutoZone, Inc.(1)	93	257,604
Bath & Body Works, Inc.	2,154	111,879
Best Buy Co., Inc.	8,529	723,430
Big 5 Sporting Goods Corp.(2)	321	1,114
Boot Barn Holdings, Inc.(1)	1,643	195,402
Buckle, Inc.	2,375	91,533
Build-A-Bear Workshop, Inc.	1,114	30,156
Burlington Stores, Inc.(1)	2,285	548,514
Caleres, Inc.	3,007	104,283
Camping World Holdings, Inc., Class A	974	19,577

CarMax, Inc.(1)	6,831	479,946
Carvana Co.(1)	1,237	123,675
Cato Corp., Class A	608	3,648
Chewy, Inc., Class A(1)	788	16,714
Children's Place, Inc.(1)(2)	496	6,076
Citi Trends, Inc.(1)	310	7,573
Designer Brands, Inc., Class A	3,573	35,909
Destination XL Group, Inc.(1)	3,385	12,017
Dick's Sporting Goods, Inc.	3,538	805,390
Five Below, Inc.(1)	1,498	206,919
Floor & Decor Holdings, Inc., Class A(1)	4,249	496,538
Foot Locker, Inc.	4,733	131,246
GameStop Corp., Class A(1)	144	3,332
Gap, Inc.	10,120	293,075
Genesco, Inc.(1)	669	19,067
Guess?, Inc.	2,340	54,452
Haverty Furniture Cos., Inc.	552	15,682
Hibbett, Inc.	768	66,493
Home Depot, Inc.	12,466	4,174,489
Lands' End, Inc.(1)	165	2,358
Leslie's, Inc.(1)	1,884	10,776
Lithia Motors, Inc.	930	235,420
LL Flooring Holdings, Inc.(1)	428	728
Lowe's Cos., Inc.	3,568	789,563
MarineMax, Inc.(1)	860	24,493
Monro, Inc.	56	1,324
Murphy USA, Inc.	1,174	515,093
National Vision Holdings, Inc.(1)	585	8,828
ODP Corp.(1)	2,447	95,825
O'Reilly Automotive, Inc.(1)	459	442,136
Penske Automotive Group, Inc.	612	93,085
PetMed Express, Inc.	282	1,201
RH(1)	386	104,965
Ross Stores, Inc.	12,290	1,717,650
Sally Beauty Holdings, Inc.(1)	1,334	16,248
Shoe Carnival, Inc.	492	18,573
Signet Jewelers Ltd.	2,853	312,375
Sonic Automotive, Inc., Class A	922	52,250
Sportsman's Warehouse Holdings, Inc.(1)	796	3,033
Tilly's, Inc., Class A(1)	712	4,108
TJX Cos., Inc.	28,611	2,949,794
Tractor Supply Co.	2,936	837,611
Ulta Beauty, Inc.(1)	1,432	565,769
Upbound Group, Inc.	3,568	117,102
Urban Outfitters, Inc.(1)	3,710	154,744
Valvoline, Inc.(1)	4,757	193,134
Victoria's Secret & Co.(1)	3,269	74,501
Wayfair, Inc., Class A(1)	991	58,955
Williams-Sonoma, Inc.	3,394	995,189
Winmark Corp.	56	19,930
Zumiez, Inc.(1)	640	12,019
		21,211,937
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	148,993	28,643,904
Dell Technologies, Inc., Class C	2,087	291,262

Eastman Kodak Co.(1)	2,017	10,771
Hewlett Packard Enterprise Co.	33,280	587,392
HP, Inc.	5,124	187,026
Immersion Corp.	1,954	19,520
NetApp, Inc.	4,024	484,610
Pure Storage, Inc., Class A(1)	4,957	298,858
Seagate Technology Holdings PLC	2,805	261,538
Super Micro Computer, Inc.(1)	1,205	945,335
Turtle Beach Corp.(1)	1,814	30,076
Western Digital Corp.(1)	1,665	125,358
		31,885,650
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	4,929	170,297
Carter's, Inc.	2,586	176,882
Columbia Sportswear Co.	1,698	145,383
Crocs, Inc.(1)	3,392	527,931
Deckers Outdoor Corp.(1)	1,334	1,459,289
G-III Apparel Group Ltd.(1)	2,315	69,589
Hanesbrands, Inc.(1)	4,693	24,028
Kontoor Brands, Inc.	1,131	82,947
Lakeland Industries, Inc.	124	2,285
Levi Strauss & Co., Class A	2,442	58,632
Lululemon Athletica, Inc.(1)	3,394	1,058,894
Movado Group, Inc.	613	16,244
NIKE, Inc., Class B	8,125	772,281
Oxford Industries, Inc.	933	103,274
PVH Corp.	2,090	250,821
Ralph Lauren Corp.	1,933	361,239
Rocky Brands, Inc.	110	4,289
Skechers USA, Inc., Class A(1)	4,168	297,679
Steven Madden Ltd.	3,459	153,753
Tapestry, Inc.	8,573	372,840
Under Armour, Inc., Class A(1)	6,609	47,519
Under Armour, Inc., Class C(1)	7,167	49,882
Unifi, Inc.(1)	394	2,581
VF Corp.	3,131	41,580
		6,250,139
Trading Companies and Distributors — 1.2%
Air Lease Corp.	6,550	312,042
Alta Equipment Group, Inc.	676	5,705
Applied Industrial Technologies, Inc.	1,491	287,763
Beacon Roofing Supply, Inc.(1)	1,448	140,543
BlueLinx Holdings, Inc.(1)	680	69,965
Boise Cascade Co.	3,013	413,655
Core & Main, Inc., Class A(1)	2,302	132,503
DNOW, Inc.(1)	4,992	72,833
Fastenal Co.	20,165	1,330,487
FTAI Aviation Ltd.	2,436	205,404
GATX Corp.	2,235	308,341
Global Industrial Co.	653	22,600
GMS, Inc.(1)	2,552	239,786
H&E Equipment Services, Inc.	2,149	101,798
Herc Holdings, Inc.	1,847	267,944
Hudson Technologies, Inc.(1)	2,646	23,576
Karat Packaging, Inc.	634	18,094

McGrath RentCorp	1,482	161,508
MRC Global, Inc.(1)	2,203	29,278
MSC Industrial Direct Co., Inc., Class A	2,875	246,962
Rush Enterprises, Inc., Class A	2,743	123,792
Rush Enterprises, Inc., Class B	442	18,683
SiteOne Landscape Supply, Inc.(1)	1,341	207,614
Titan Machinery, Inc.(1)	997	18,764
United Rentals, Inc.	2,263	1,514,875
Watsco, Inc.	590	280,191
WESCO International, Inc.	1,637	293,825
WW Grainger, Inc.	1,630	1,501,980
		8,350,511
Water Utilities — 0.0%
American States Water Co.	625	45,994
American Water Works Co., Inc.	1,147	149,993
Essential Utilities, Inc.	555	20,940
		216,927
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	3,112	32,940
Telephone & Data Systems, Inc.	5,957	118,485
T-Mobile U.S., Inc.	8,658	1,514,804
U.S. Cellular Corp.(1)	828	45,921
		1,712,150
TOTAL COMMON STOCKS (Cost $549,434,525)		690,827,214
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
		482
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $1,504)		934
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	592,252	592,252
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,660,488	1,660,488
TOTAL SHORT-TERM INVESTMENTS (Cost $2,252,740)		2,252,740
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $551,688,769)		693,080,890
OTHER ASSETS AND LIABILITIES — (0.1)%		(576,986)
TOTAL NET ASSETS — 100.0%		$692,503,904

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	June 2024	$264,775	$7,848
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,111,527. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,180,478, which includes securities collateral of $519,990.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$690,827,214	—	—
Rights	934	—	—
Escrow Interests	—	$2	—
Short-Term Investments	2,252,740	—	—
	$693,080,888	$2	—
Other Financial Instruments
Futures Contracts	$7,848	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.